UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-21474

               OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*              VALUE
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--111.5%
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--97.7%
$         500,000       ABAG Finance Authority for
                        NonProfit Corporations (Windemere
                        Ranch) 1                                6.000%          09/01/2024       09/01/2014 A      $      539,940
---------------------------------------------------------------------------------------------------------------------------------
           15,000       ABAG Finance Authority for
                        NonProfit Corporations COP              5.600           11/01/2023       11/01/2006 A              15,017
---------------------------------------------------------------------------------------------------------------------------------
           20,000       ABAG Finance Authority for
                        NonProfit Corporations COP              5.750           08/15/2014       08/15/2007 A              20,227
---------------------------------------------------------------------------------------------------------------------------------
           30,000       ABAG Finance Authority for
                        NonProfit Corporations COP              5.800           03/01/2023       03/01/2007 A              30,040
---------------------------------------------------------------------------------------------------------------------------------
           50,000       ABAG Finance Authority for
                        NonProfit Corporations COP
                        (American Baptist Homes of the
                        West)                                   6.100           10/01/2017       10/01/2009 A              51,216
---------------------------------------------------------------------------------------------------------------------------------
           90,000       ABAG Finance Authority for
                        NonProfit Corporations COP
                        (Home for Jewish Parents)               5.625           05/15/2022       05/15/2007 A              92,699
---------------------------------------------------------------------------------------------------------------------------------
          250,000       ABAG Finance Authority for
                        NonProfit Corporations COP (Lytton
                        Gardens)                                6.000           02/15/2019       02/15/2008 A             258,275
---------------------------------------------------------------------------------------------------------------------------------
          335,000       ABAG Finance Authority for
                        NonProfit Corporations, Series A        5.769 2         04/20/2019       04/20/2012 A             163,075
---------------------------------------------------------------------------------------------------------------------------------
           55,000       ABAG Tax Allocation, Series A           5.800           12/15/2008       12/15/2006 A              55,145
---------------------------------------------------------------------------------------------------------------------------------
           55,000       ABAG Tax Allocation, Series A           6.000           12/15/2014       12/15/2006 A              55,158
---------------------------------------------------------------------------------------------------------------------------------
          365,000       Adelanto Improvement Agency,
                        Series B 1                              5.500           12/01/2023       12/01/2006 A             365,562
---------------------------------------------------------------------------------------------------------------------------------
          105,000       Adelanto Public Financing
                        Authority, Series B                     6.300           09/01/2028       03/01/2007 A             106,966
---------------------------------------------------------------------------------------------------------------------------------
          130,000       Adelanto Public Financing
                        Authority, Series B                     7.250           09/15/2015       03/15/2007 A             131,576
---------------------------------------------------------------------------------------------------------------------------------
          500,000       Alameda COP 1                           5.750           12/01/2021       12/01/2006 A             510,860
---------------------------------------------------------------------------------------------------------------------------------
           95,000       Alameda County COP                      5.000           06/01/2022       06/01/2008 A              97,513
---------------------------------------------------------------------------------------------------------------------------------
           55,000       Alameda County COP (Alameda County
                        Medical Center)                         5.300           06/01/2026       12/01/2006 A              55,075
---------------------------------------------------------------------------------------------------------------------------------
           65,000       Anaheim COP (Anaheim Memorial
                        Hospital)                               5.125           05/15/2020       11/15/2006 A              65,080
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Anaheim Public Financing Authority      5.000           10/01/2023       10/01/2008 A              10,294
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Anaheim Public Financing Authority      5.250           02/01/2018       02/01/2007 A              20,475
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Anaheim Public Financing Authority
                        (Electric Systems)                      5.000           10/01/2025       10/01/2008 A              15,469
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       Anaheim Public Financing Authority
                        RITES 3                                 9.220 4         12/28/2018       12/01/2007 A           5,504,850
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Apple Valley Improvement Bond
                        Act 1915                                6.900           09/02/2015       03/02/2007 A              20,796
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Aromas Water District                   5.600           09/01/2018       03/01/2007 A              15,041
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Atwater Community Facilities
                        District 3                              7.875           08/01/2015       02/01/2007 A              25,079
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Atwater Public Financing Authority
                        (Sewer & Water)                         5.500           05/01/2028       05/01/2009 A              20,484
---------------------------------------------------------------------------------------------------------------------------------


1             |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          15,000       Atwater Redevel. Agency (Downtown
                        Redevel.)                               5.500%          06/01/2019       06/01/2010 A      $       15,547
---------------------------------------------------------------------------------------------------------------------------------
           70,000       Atwater Redevel. Agency (Downtown       5.875           06/01/2022       12/01/2006 A              72,176
                        Redevel.)
---------------------------------------------------------------------------------------------------------------------------------
        2,455,000       Aztec Shops Auxiliary Organization
                        (San Diego State University)            6.000           09/01/2031       09/01/2010 A           2,602,521
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Azusa COP                               5.750           08/01/2020       02/01/2007 A              25,255
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Bakersfield Improvement Bond Act
                        1915                                    5.600           09/02/2020       03/02/2007 A              41,294
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Bakersfield Improvement Bond Act
                        1915                                    6.100           09/02/2024       03/02/2007 A              51,848
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Beaumont Financing Authority,
                        Series A                                5.700           09/01/2035       09/01/2017 A              26,493
---------------------------------------------------------------------------------------------------------------------------------
           45,000       Beaumont Financing Authority,
                        Series A                                6.000           09/01/2021       09/01/2015 A              48,941
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Beaumont Financing Authority,
                        Series A                                6.875           09/01/2027       09/01/2013 A              16,943
---------------------------------------------------------------------------------------------------------------------------------
          120,000       Beaumont Financing Authority,
                        Series A                                7.000           09/01/2023       03/01/2007 A             120,526
---------------------------------------------------------------------------------------------------------------------------------
           60,000       Beaumont Financing Authority,
                        Series A                                7.375           09/01/2032       09/01/2010 A              66,130
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Beaumont Financing Authority,
                        Series B                                6.000           09/01/2034       09/01/2015 A              16,149
---------------------------------------------------------------------------------------------------------------------------------
          245,000       Berkeley GO                             5.625           09/01/2027       03/01/2007 A             247,840
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Berkeley GO                             5.650           09/01/2027       03/01/2007 A              10,116
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Blythe Redevel. Agency (Redevel.
                        Project No. 1 Tax Allocation)           5.750           05/01/2034       05/01/2015 A              52,873
---------------------------------------------------------------------------------------------------------------------------------
          750,000       Blythe Redevel. Agency (Redevel.
                        Project No. 1 Tax Allocation) 1         6.200           05/01/2031       05/01/2011 A             802,553
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Bonita Canyon Public Facilities
                        Financing Authority                     5.375           09/01/2028       03/01/2007 A             101,038
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Brawley Union High School District      5.000           08/01/2028       08/01/2007 A              25,710
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Brentwood Infrastructure Financing
                        Authority                               5.250           09/02/2016       03/02/2007 A              51,512
---------------------------------------------------------------------------------------------------------------------------------
          170,000       Brisbane Public Financing Authority     6.000           05/01/2026       05/01/2008 A             174,291
---------------------------------------------------------------------------------------------------------------------------------
           35,000       Buena Park Special Tax (Park Mall)      6.125           09/01/2033       09/01/2007 B              36,073
---------------------------------------------------------------------------------------------------------------------------------
          250,000       Burbank Community Facilities
                        District Special Tax                    5.200           12/01/2023       12/01/2016 A             258,630
---------------------------------------------------------------------------------------------------------------------------------
          100,000       CA Affordable Hsg. Agency (Merced
                        County Hsg. Authority)                  6.500           01/01/2033       01/01/2013 A             107,292
---------------------------------------------------------------------------------------------------------------------------------
       10,000,000       CA County Tobacco Securitization
                        Agency 1                                5.830 2         06/01/2033       03/18/2015 B           2,195,700
---------------------------------------------------------------------------------------------------------------------------------
        1,760,000       CA County Tobacco Securitization
                        Agency (TASC)                           0.000 5         06/01/2021       03/15/2014 B           1,519,901
---------------------------------------------------------------------------------------------------------------------------------
        1,240,000       CA County Tobacco Securitization
                        Agency (TASC)                           0.000 5         06/01/2028       12/01/2018 A           1,062,010
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       CA County Tobacco Securitization
                        Agency (TASC)                           0.000 5         06/01/2036       12/01/2018 A           4,291,400
---------------------------------------------------------------------------------------------------------------------------------
        4,885,000       CA County Tobacco Securitization
                        Agency (TASC)                           5.000           06/01/2026       06/01/2015 A           4,999,456
---------------------------------------------------------------------------------------------------------------------------------


2            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         290,000       CA County Tobacco Securitization
                        Agency (TASC)                           5.500%          06/01/2033       06/01/2011 B      $      302,493
---------------------------------------------------------------------------------------------------------------------------------
        1,670,000       CA County Tobacco Securitization        5.750           06/01/2029       11/23/2011 B           1,762,284
                        Agency (TASC) 1
---------------------------------------------------------------------------------------------------------------------------------
          470,000       CA County Tobacco Securitization
                        Agency (TASC)                           5.750           06/01/2030       06/01/2011 B             495,972
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA County Tobacco Securitization
                        Agency (TASC)                           5.875           06/01/2027       06/01/2012 A              26,534
---------------------------------------------------------------------------------------------------------------------------------
          290,000       CA County Tobacco Securitization
                        Agency (TASC)                           5.875           06/01/2035       06/01/2012 A             307,281
---------------------------------------------------------------------------------------------------------------------------------
          280,000       CA County Tobacco Securitization
                        Agency (TASC)                           5.875           06/01/2043       06/01/2012 A             296,685
---------------------------------------------------------------------------------------------------------------------------------
          765,000       CA County Tobacco Securitization
                        Agency (TASC)                           6.000           06/01/2029       12/01/2010 B             818,535
---------------------------------------------------------------------------------------------------------------------------------
          665,000       CA County Tobacco Securitization
                        Agency (TASC)                           6.000           06/01/2035       06/01/2012 A             709,409
---------------------------------------------------------------------------------------------------------------------------------
          435,000       CA County Tobacco Securitization
                        Agency (TASC)                           6.000           06/01/2042       06/01/2012 A             464,119
---------------------------------------------------------------------------------------------------------------------------------
           30,000       CA County Tobacco Securitization
                        Agency (TASC)                           6.000           06/01/2043       06/01/2012 A              32,008
---------------------------------------------------------------------------------------------------------------------------------
       10,700,000       CA County Tobacco Securitization
                        Agency (TASC)                           6.068 2         06/01/2046       06/01/2016 A           1,013,825
---------------------------------------------------------------------------------------------------------------------------------
       51,520,000       CA County Tobacco Securitization
                        Agency (TASC)                           6.192 2         06/01/2050       06/01/2016 A           3,741,382
---------------------------------------------------------------------------------------------------------------------------------
           50,000       CA County Tobacco Securitization
                        Agency (TASC)                           6.250           06/01/2037       06/01/2012 A              53,956
---------------------------------------------------------------------------------------------------------------------------------
        3,520,000       CA Dept. of Transportation COP          5.250           03/01/2016       03/01/2009 B           3,608,106
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA Dept. of Veterans Affairs Home
                        Purchase                                5.100           12/01/2019       12/01/2006 A              25,020
---------------------------------------------------------------------------------------------------------------------------------
           55,000       CA Dept. of Veterans Affairs Home
                        Purchase                                5.200           12/01/2027       12/01/2006 A              55,040
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA Dept. of Veterans Affairs Home
                        Purchase                                5.500           12/01/2019       01/09/2012 A              26,392
---------------------------------------------------------------------------------------------------------------------------------
           30,000       CA Dept. of Water Resources
                        (Center Valley)                         5.000           12/01/2019       12/01/2007 A              30,706
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA Dept. of Water Resources
                        (Center Valley)                         5.000           12/01/2022       12/01/2007 A              15,344
---------------------------------------------------------------------------------------------------------------------------------
          420,000       CA Dept. of Water Resources
                        (Center Valley) 1                       5.250           07/01/2022       01/01/2007 A             435,506
---------------------------------------------------------------------------------------------------------------------------------
           55,000       CA Dept. of Water Resources
                        (Center Valley)                         5.375           12/01/2027       12/01/2006 A              55,896
---------------------------------------------------------------------------------------------------------------------------------
           20,000       CA Dept. of Water Resources
                        (Center Valley) 1                       5.400           07/01/2012       01/01/2007 A              20,029
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA Educational Facilities
                        Authority (California College of
                        Arts and Crafts)                        5.875           06/01/2030       06/01/2011 A              26,467
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA Educational Facilities
                        Authority (Cedars-Sinai Medical
                        Center)                                 6.125           12/01/2019       12/01/2009 A              10,858
---------------------------------------------------------------------------------------------------------------------------------
           65,000       CA Educational Facilities
                        Authority (College & University
                        Financing)                              5.125           04/01/2017       04/01/2009 A              66,659
---------------------------------------------------------------------------------------------------------------------------------


3            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          10,000       CA Educational Facilities
                        Authority (College & University
                        Financing)                              6.125%          06/01/2009       12/01/2006 A      $       10,024
---------------------------------------------------------------------------------------------------------------------------------
            5,000       CA Educational Facilities               6.250           06/01/2018       12/01/2006 A               5,007
                        Authority (College & University
                        Financing)
---------------------------------------------------------------------------------------------------------------------------------
          340,000       CA Educational Facilities
                        Authority (College of Osteopathic
                        Medicine) 1                             5.750           06/01/2018       12/01/2006 A             343,985
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA Educational Facilities
                        Authority (Heald Colleges)              5.450           02/15/2022       02/15/2008 A              15,061
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA Educational Facilities
                        Authority (Los Angeles College of
                        Chiropractic)                           5.600           11/01/2017       11/01/2009 A              15,207
---------------------------------------------------------------------------------------------------------------------------------
        5,500,000       CA Educational Facilities
                        Authority (Stanford University) 3       3.400 6         10/01/2014       10/26/2007 C           5,500,000
---------------------------------------------------------------------------------------------------------------------------------
           30,000       CA Educational Facilities
                        Authority (Stanford University)         5.125           01/01/2031       01/01/2008 A              30,640
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA Educational Facilities
                        Authority (Stanford University)         5.200           12/01/2027       12/01/2007 A              25,627
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA Educational Facilities
                        Authority (Student Loan Program)        6.000           03/01/2016       03/01/2007 A              15,389
---------------------------------------------------------------------------------------------------------------------------------
           35,000       CA Educational Facilities
                        Authority (University of Southern
                        California)                             5.000           10/01/2028       10/01/2008 A              35,862
---------------------------------------------------------------------------------------------------------------------------------
          335,000       CA Financing Authority (Wastewater
                        Improvement) 1                          6.100           11/01/2033       11/01/2013 A             363,502
---------------------------------------------------------------------------------------------------------------------------------
            5,000       CA GO                                   4.750           09/01/2018       03/01/2007 A               5,015
---------------------------------------------------------------------------------------------------------------------------------
           60,000       CA GO                                   4.800           08/01/2014       02/01/2007 A              60,052
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA GO                                   5.000           08/01/2018       08/01/2009 A              10,377
---------------------------------------------------------------------------------------------------------------------------------
           45,000       CA GO                                   5.000           06/01/2019       06/01/2011 A              47,117
---------------------------------------------------------------------------------------------------------------------------------
          180,000       CA GO                                   5.000           02/01/2021       02/01/2008 A             184,709
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA GO                                   5.000           02/01/2021       02/01/2009 A              15,345
---------------------------------------------------------------------------------------------------------------------------------
           50,000       CA GO                                   5.000           02/01/2023       02/01/2008 A              51,200
---------------------------------------------------------------------------------------------------------------------------------
          450,000       CA GO 1                                 5.000           10/01/2023       10/01/2009 A             460,949
---------------------------------------------------------------------------------------------------------------------------------
            5,000       CA GO                                   5.000           10/01/2023       10/01/2008 A               5,119
---------------------------------------------------------------------------------------------------------------------------------
          135,000       CA GO                                   5.000           10/01/2023       10/01/2008 A             137,611
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA GO                                   5.000           02/01/2025       02/01/2008 A              10,240
---------------------------------------------------------------------------------------------------------------------------------
           60,000       CA GO                                   5.100           03/01/2010       03/01/2007 A              60,070
---------------------------------------------------------------------------------------------------------------------------------
           90,000       CA GO                                   5.125           10/01/2017       04/01/2007 A              90,537
---------------------------------------------------------------------------------------------------------------------------------
          135,000       CA GO                                   5.125           10/01/2017       04/01/2007 A             135,806
---------------------------------------------------------------------------------------------------------------------------------
            5,000       CA GO                                   5.125           06/01/2022       06/01/2011 A               5,239
---------------------------------------------------------------------------------------------------------------------------------
            5,000       CA GO                                   5.125           10/01/2027       10/01/2007 A               5,126
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA GO                                   5.125           10/01/2027       10/01/2007 A              25,465
---------------------------------------------------------------------------------------------------------------------------------
          125,000       CA GO                                   5.150           10/01/2019       04/01/2007 A             125,753
---------------------------------------------------------------------------------------------------------------------------------
          390,000       CA GO 1                                 5.150           10/01/2019       04/01/2007 A             391,892
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA GO                                   5.200           06/01/2010       12/01/2006 A              15,168
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA GO                                   5.250           06/01/2016       12/01/2006 A              25,281
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA GO                                   5.250           04/01/2018       04/01/2007 A              25,026
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA GO                                   5.250           04/01/2019       04/01/2007 A              10,010
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA GO                                   5.250           04/01/2021       04/01/2007 A              10,010
---------------------------------------------------------------------------------------------------------------------------------


4            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         110,000       CA GO                                   5.250%          06/01/2021       12/01/2006 A      $      111,242
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA GO                                   5.250           02/01/2029       02/01/2013 A              10,642
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA GO                                   5.250           02/01/2030       02/01/2012 A              10,540
---------------------------------------------------------------------------------------------------------------------------------
            5,000       CA GO                                   5.300           09/01/2011       03/01/2007 A               5,076
---------------------------------------------------------------------------------------------------------------------------------
           50,000       CA GO                                   5.500           03/01/2009       03/01/2007 A              50,296
---------------------------------------------------------------------------------------------------------------------------------
          100,000       CA GO                                   5.500           06/01/2010       12/02/2006 A             100,328
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA GO                                   5.500           06/01/2013       12/02/2006 A              15,022
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA GO                                   5.500           04/01/2019       04/01/2007 A              10,076
---------------------------------------------------------------------------------------------------------------------------------
           35,000       CA GO                                   5.500           03/01/2020       03/01/2007 A              35,215
---------------------------------------------------------------------------------------------------------------------------------
           35,000       CA GO                                   5.500           03/01/2020       03/01/2007 A              35,215
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA GO                                   5.500           10/01/2022       04/01/2007 A              15,097
---------------------------------------------------------------------------------------------------------------------------------
            5,000       CA GO                                   5.600           09/01/2021       03/01/2007 A               5,077
---------------------------------------------------------------------------------------------------------------------------------
            5,000       CA GO                                   5.625           10/01/2021       04/01/2007 A               5,091
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA GO                                   5.625           10/01/2023       04/01/2007 A              25,457
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA GO                                   5.625           09/01/2024       03/01/2007 A              10,154
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA GO                                   5.625           10/01/2026       04/01/2007 A              10,181
---------------------------------------------------------------------------------------------------------------------------------
           75,000       CA GO                                   5.750           03/01/2010       03/01/2007 A              75,505
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA GO                                   5.750           03/01/2015       03/01/2007 A              15,107
---------------------------------------------------------------------------------------------------------------------------------
           35,000       CA GO                                   5.750           11/01/2017       11/01/2006 A              35,372
---------------------------------------------------------------------------------------------------------------------------------
           35,000       CA GO                                   5.750           11/01/2017       11/01/2006 A              35,372
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA GO                                   5.800           06/01/2013       12/01/2006 A              25,043
---------------------------------------------------------------------------------------------------------------------------------
          155,000       CA GO                                   5.900           04/01/2023       04/01/2007 A             155,412
---------------------------------------------------------------------------------------------------------------------------------
           20,000       CA GO                                   5.900           04/01/2023       04/01/2007 A              20,169
---------------------------------------------------------------------------------------------------------------------------------
           75,000       CA GO                                   5.900           03/01/2025       03/01/2007 A              75,567
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA GO                                   6.000           08/01/2010       02/01/2007 A              15,089
---------------------------------------------------------------------------------------------------------------------------------
           20,000       CA GO                                   6.000           08/01/2015       02/10/2007 A              20,119
---------------------------------------------------------------------------------------------------------------------------------
           20,000       CA GO                                   6.000           05/01/2018       11/01/2006 A              20,222
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA GO                                   6.000           10/01/2021       04/01/2007 A              15,151
---------------------------------------------------------------------------------------------------------------------------------
           40,000       CA GO                                   6.000           08/01/2024       02/01/2007 A              40,242
---------------------------------------------------------------------------------------------------------------------------------
          605,000       CA GO 1                                 6.250           10/01/2019       04/01/2007 A             611,582
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA GO                                   6.800           11/01/2008       11/01/2006 A              10,153
---------------------------------------------------------------------------------------------------------------------------------
          295,000       CA GO (Safe Drinking Water)             8.250           09/01/2010       03/01/2007 A             299,540
---------------------------------------------------------------------------------------------------------------------------------
           45,000       CA Golden State Tobacco
                        Securitization Corp.                    5.000           06/01/2017       06/01/2007 A              45,360
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA Golden State Tobacco
                        Securitization Corp.                    5.000           06/01/2020       06/01/2010 A              26,051
---------------------------------------------------------------------------------------------------------------------------------
        4,380,000       CA Golden State Tobacco
                        Securitization Corp.                    6.250           06/01/2033       09/11/2012 B           4,857,070
---------------------------------------------------------------------------------------------------------------------------------
        3,245,000       CA Golden State Tobacco
                        Securitization Corp.                    6.625           06/01/2040       06/01/2013 A           3,670,452
---------------------------------------------------------------------------------------------------------------------------------
        3,115,000       CA Golden State Tobacco
                        Securitization Corp.                    6.750           06/01/2039       06/01/2013 A           3,555,118
---------------------------------------------------------------------------------------------------------------------------------
        1,865,000       CA Golden State Tobacco
                        Securitization Corp. (TASC) 1           7.800           06/01/2042       06/01/2013 A           2,285,464
---------------------------------------------------------------------------------------------------------------------------------


5            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       1,715,000       CA Golden State Tobacco
                        Securitization Corp. (TASC)             7.875%          06/01/2042       06/01/2013 A      $    2,109,056
---------------------------------------------------------------------------------------------------------------------------------
        2,900,000       CA Golden State Tobacco                 7.875           06/01/2042       06/01/2013 A           3,566,333
                        Securitization Corp. (TASC)
---------------------------------------------------------------------------------------------------------------------------------
        2,680,000       CA Golden State Tobacco
                        Securitization Corp. (TASC) 1           7.900           06/01/2042       06/01/2013 A           3,299,643
---------------------------------------------------------------------------------------------------------------------------------
           30,000       CA Health Facilities Financing
                        Authority (Catholic Health)             6.000           07/01/2025       07/01/2007 A              31,065
---------------------------------------------------------------------------------------------------------------------------------
           45,000       CA Health Facilities Financing
                        Authority (Catholic Healthcare
                        West) 1                                 5.000           07/01/2021       01/01/2007 A              45,043
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA Health Facilities Financing
                        Authority (Catholic Healthcare
                        West) 1                                 5.125           07/01/2024       07/01/2007 A              15,418
---------------------------------------------------------------------------------------------------------------------------------
          160,000       CA Health Facilities Financing
                        Authority (Catholic Healthcare
                        West)                                   5.250           07/01/2023       07/01/2007 B             163,381
---------------------------------------------------------------------------------------------------------------------------------
          150,000       CA Health Facilities Financing
                        Authority (Catholic Healthcare
                        West) 1                                 6.000           07/01/2013       01/01/2007 A             150,276
---------------------------------------------------------------------------------------------------------------------------------
           30,000       CA Health Facilities Financing
                        Authority (Cedars-Sinai Medical
                        Center)                                 5.250           08/01/2027       08/01/2007 A              30,918
---------------------------------------------------------------------------------------------------------------------------------
          115,000       CA Health Facilities Financing
                        Authority (Children's Hospital) 1       5.375           07/01/2016       01/01/2007 A             117,474
---------------------------------------------------------------------------------------------------------------------------------
           65,000       CA Health Facilities Financing
                        Authority (Children's Hospital) 1       5.375           07/01/2020       01/01/2007 A              66,398
---------------------------------------------------------------------------------------------------------------------------------
          375,000       CA Health Facilities Financing
                        Authority (Children's Hospital) 1       5.750           07/01/2023       07/01/2007 A             375,705
---------------------------------------------------------------------------------------------------------------------------------
           40,000       CA Health Facilities Financing
                        Authority (Community Program)           7.200           01/01/2012       02/01/2007 A              40,110
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA Health Facilities Financing
                        Authority (Fellowship Homes)            6.000           09/01/2019       09/01/2007 A              25,538
---------------------------------------------------------------------------------------------------------------------------------
           80,000       CA Health Facilities Financing
                        Authority (Marshall Hospital)           5.000           11/01/2018       11/01/2006 A              80,050
---------------------------------------------------------------------------------------------------------------------------------
           20,000       CA Health Facilities Financing
                        Authority (Mercy Senior Hsg.)           5.800           12/01/2018       12/01/2006 A              20,027
---------------------------------------------------------------------------------------------------------------------------------
           30,000       CA Health Facilities Financing
                        Authority (Providence Health
                        System-Southern CA)                     5.500           10/01/2013       10/01/2007 A              30,641
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA Health Facilities Financing
                        Authority (Small Facilities Loan),
                        Series A                                6.700           03/01/2011       03/01/2007 A              15,034
---------------------------------------------------------------------------------------------------------------------------------
           45,000       CA Health Facilities Financing
                        Authority (Small Facilities Loan),
                        Series B                                7.400           04/01/2014       04/01/2007 A              45,559
---------------------------------------------------------------------------------------------------------------------------------
           50,000       CA Health Facilities Financing
                        Authority (Sunny View Lutheran
                        Home)                                   5.100           01/01/2024       01/01/2010 A              51,171
---------------------------------------------------------------------------------------------------------------------------------
            5,000       CA Health Facilities Financing
                        Authority (Sutter Health)               5.000           08/15/2017       08/15/2007 A               5,147
---------------------------------------------------------------------------------------------------------------------------------


6            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          10,000       CA HFA                                  5.650%          02/01/2008       02/01/2007 A      $       10,176
---------------------------------------------------------------------------------------------------------------------------------
           20,000       CA HFA                                  7.551 2         02/01/2015       02/11/2011 D              10,487
---------------------------------------------------------------------------------------------------------------------------------
           45,000       CA HFA                                  8.037 2         08/01/2015       08/01/2015               20,772
---------------------------------------------------------------------------------------------------------------------------------
           40,000       CA HFA (Multifamily Hsg.) 1             5.375           08/01/2028       02/01/2009 A              41,048
---------------------------------------------------------------------------------------------------------------------------------
           20,000       CA HFA (Multifamily Hsg.) 1             5.375           02/01/2036       02/01/2011 A              20,397
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA HFA (Multifamily Hsg.) 1             5.400           08/01/2018       08/01/2008 A              15,473
---------------------------------------------------------------------------------------------------------------------------------
          355,000       CA HFA (Multifamily Hsg.) 1             5.450           08/01/2028       08/01/2010 A             365,132
---------------------------------------------------------------------------------------------------------------------------------
           85,000       CA HFA (Multifamily Hsg.) 1             5.850           02/01/2010       02/01/2007 A              86,788
---------------------------------------------------------------------------------------------------------------------------------
          270,000       CA HFA (Multifamily Hsg.) 1             5.950           08/01/2028       02/01/2009 A             276,048
---------------------------------------------------------------------------------------------------------------------------------
          130,000       CA HFA (Multifamily Hsg.) 1             6.050           08/01/2016       02/01/2007 A             132,917
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA HFA (Multifamily Hsg.) 1             6.050           08/01/2027       02/01/2007 A              25,568
---------------------------------------------------------------------------------------------------------------------------------
            5,000       CA HFA (Multifamily Hsg.)               6.050           08/01/2038       02/01/2009 A               5,112
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA HFA (Multifamily Hsg.) 1             6.150           08/01/2022       02/01/2007 A              25,528
---------------------------------------------------------------------------------------------------------------------------------
           20,000       CA HFA (Single Family Mtg.)             5.400           08/01/2028       02/01/2010 A              20,198
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA HFA (Single Family Mtg.),
                        Series A                                5.300           08/01/2018       02/01/2010 A              10,065
---------------------------------------------------------------------------------------------------------------------------------
            5,000       CA HFA (Single Family Mtg.),
                        Series B                                6.200           08/01/2014       10/01/2007 A               5,052
---------------------------------------------------------------------------------------------------------------------------------
        1,930,000       CA HFA, Series A 1                      4.800           08/01/2012       08/01/2009 A           1,935,636
---------------------------------------------------------------------------------------------------------------------------------
            5,000       CA HFA, Series B                        7.000           08/01/2014       02/01/2007 A               5,029
---------------------------------------------------------------------------------------------------------------------------------
          465,000       CA HFA, Series B 1                      7.125           08/01/2024       02/01/2007 A             467,279
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000       CA Infrastructure & Economic
                        Devel. (American Center for Wine &
                        Food Arts)                              5.700           12/01/2019       12/01/2009 A           2,648,800
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA Infrastructure & Economic
                        Devel. (Stockton Port District)         5.375           07/01/2022       07/01/2010 A              15,775
---------------------------------------------------------------------------------------------------------------------------------
           50,000       CA Infrastructure & Economic
                        Devel. (Stockton Port District)         5.500           07/01/2032       07/01/2011 A              52,649
---------------------------------------------------------------------------------------------------------------------------------
           45,000       CA Loan Purchasing Finance
                        Authority                               5.600           10/01/2014       04/01/2007 A              45,073
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA Maritime Infrastructure
                        Authority (Santa Cruz Port
                        District)                               5.750           05/01/2024       05/01/2014 A              10,423
---------------------------------------------------------------------------------------------------------------------------------
           90,000       CA Mobilehome Park Financing
                        Authority (Palomar Estate East &
                        West)                                   5.250           03/15/2034       03/15/2015 A              94,603
---------------------------------------------------------------------------------------------------------------------------------
          750,000       CA Pollution Control Financing
                        Authority (Browning-Ferris
                        Industries) 1                           6.750           09/01/2019       03/01/2007 A             752,535
---------------------------------------------------------------------------------------------------------------------------------
        1,440,000       CA Pollution Control Financing
                        Authority (General Motors Corp.) 1      5.500           04/01/2008       04/01/2008             1,433,333
---------------------------------------------------------------------------------------------------------------------------------
           30,000       CA Pollution Control Financing
                        Authority (Sacramento Biosolids
                        Facility)                               5.300           12/01/2017       12/01/2012 A              31,714
---------------------------------------------------------------------------------------------------------------------------------
          220,000       CA Pollution Control Financing
                        Authority (Sacramento Biosolids
                        Facility)                               5.500           12/01/2024       12/01/2012 A             233,182
---------------------------------------------------------------------------------------------------------------------------------
          340,000       CA Pollution Control Financing
                        Authority (San Diego Gas &
                        Electric Company) 1                     5.850           06/01/2021       12/01/2006 A             340,602
---------------------------------------------------------------------------------------------------------------------------------


7            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         110,000       CA Pollution Control Financing
                        Authority (San Diego Gas &
                        Electric Company)                       5.850%          06/01/2021       12/01/2006 A      $      110,386
---------------------------------------------------------------------------------------------------------------------------------
           20,000       CA Pollution Control Financing          5.550           09/01/2031       12/01/2006 A              21,092
                        Authority (Southern California
                        Edison Company)
---------------------------------------------------------------------------------------------------------------------------------
          215,000       CA Pollution Control Financing
                        Authority (Southern California
                        Water Company) 1                        5.500           12/01/2026       12/01/2006 A             215,299
---------------------------------------------------------------------------------------------------------------------------------
        2,815,000       CA Pollution Control Financing
                        Authority ROLs 1                        9.990 4         12/01/2016       04/01/2013 A           3,680,669
---------------------------------------------------------------------------------------------------------------------------------
          150,000       CA Public Works 1                       5.250           12/01/2013       12/01/2006 A             150,197
---------------------------------------------------------------------------------------------------------------------------------
           50,000       CA Public Works (CA Community
                        College)                                5.875           10/01/2008       04/01/2007 A              50,093
---------------------------------------------------------------------------------------------------------------------------------
           45,000       CA Public Works (CA Science Center)     5.250           10/01/2017       10/01/2007 A              46,502
---------------------------------------------------------------------------------------------------------------------------------
          115,000       CA Public Works (California
                        Community College)                      5.375           03/01/2011       03/01/2007 A             117,456
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA Public Works (California State
                        University-Long Beach Foundation)       5.800           09/01/2007       03/01/2007 A              10,016
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA Public Works (Dept. of
                        Corrections)                            5.000           09/01/2021       09/01/2008 A              25,837
---------------------------------------------------------------------------------------------------------------------------------
          120,000       CA Public Works (Dept. of
                        Corrections)                            5.625           11/01/2016       11/01/2006 A             122,593
---------------------------------------------------------------------------------------------------------------------------------
          140,000       CA Public Works (Dept. of Food &
                        Agriculture)                            5.400           06/01/2013       12/01/2006 A             140,171
---------------------------------------------------------------------------------------------------------------------------------
          260,000       CA Public Works (State
                        Universities) 1                         5.000           06/01/2023       12/01/2006 A             260,135
---------------------------------------------------------------------------------------------------------------------------------
          165,000       CA Public Works (State
                        Universities) 1                         5.250           12/01/2013       12/01/2006 A             165,188
---------------------------------------------------------------------------------------------------------------------------------
        2,085,000       CA Public Works (State
                        Universities) 1                         5.375           10/01/2017       04/01/2007 A           2,129,577
---------------------------------------------------------------------------------------------------------------------------------
           50,000       CA Public Works (State
                        Universities)                           5.500           10/01/2013       04/01/2007 A              51,073
---------------------------------------------------------------------------------------------------------------------------------
          360,000       CA Public Works (State
                        Universities) 1                         5.500           12/01/2018       12/01/2006 A             360,349
---------------------------------------------------------------------------------------------------------------------------------
          230,000       CA Public Works (State
                        Universities) 1                         5.500           06/01/2021       12/01/2006 A             230,352
---------------------------------------------------------------------------------------------------------------------------------
           60,000       CA Public Works (State
                        Universities)                           5.500           06/01/2021       12/01/2006 A              60,052
---------------------------------------------------------------------------------------------------------------------------------
           30,000       CA Public Works (State
                        Universities)                           5.500           06/01/2021       12/01/2006 A              30,046
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA Public Works (Various
                        California Universities)                5.375           12/01/2019       12/01/2007 A              25,952
---------------------------------------------------------------------------------------------------------------------------------
          120,000       CA Public Works (Various
                        California Universities)                5.500           06/01/2019       12/01/2006 A             120,606
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA Public Works (Various Community
                        Colleges)                               5.375           03/01/2014       03/01/2007 A              25,535
---------------------------------------------------------------------------------------------------------------------------------
           30,000       CA Public Works (Various Community
                        Colleges)                               5.625           03/01/2016       03/01/2007 A              30,648
---------------------------------------------------------------------------------------------------------------------------------
           70,000       CA Public Works (Various Community
                        Colleges) 1                             5.625           03/01/2019       03/01/2007 A              71,511
---------------------------------------------------------------------------------------------------------------------------------


8            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         600,000       CA Public Works (Various Community
                        Colleges) 1                             5.875%          10/01/2008       04/01/2007 A      $      600,984
---------------------------------------------------------------------------------------------------------------------------------
          325,000       CA Rural Home Mtg. Finance              6.350           12/01/2029       04/01/2007 B             327,139
                        Authority (Single Family Mtg.),
                        Series A 1
---------------------------------------------------------------------------------------------------------------------------------
          230,000       CA Rural Home Mtg. Finance
                        Authority (Single Family Mtg.),
                        Series A 1                              7.000           09/01/2029       03/01/2010 B             233,765
---------------------------------------------------------------------------------------------------------------------------------
          100,000       CA Statewide CDA (Bouquet Canyon)       5.300           07/01/2018       07/01/2010 A             102,884
---------------------------------------------------------------------------------------------------------------------------------
           90,000       CA Statewide CDA (CA Odd
                        Fellow Hsg.)                            5.375           10/01/2013       04/01/2007 A              90,102
---------------------------------------------------------------------------------------------------------------------------------
           85,000       CA Statewide CDA (CA Odd
                        Fellow Hsg.)                            5.500           10/01/2023       04/01/2007 A              85,090
---------------------------------------------------------------------------------------------------------------------------------
           35,000       CA Statewide CDA (CVHP/CVMC/FH
                        Obligated Group)                        5.125           04/01/2023       04/01/2008 A              35,960
---------------------------------------------------------------------------------------------------------------------------------
          500,000       CA Statewide CDA (East Tabor
                        Apartments) 1                           6.850           08/20/2036       02/20/2011 A             553,170
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       CA Statewide CDA (East Valley
                        Tourist) 1                              9.250           10/01/2020       10/01/2015 A           1,100,770
---------------------------------------------------------------------------------------------------------------------------------
           75,000       CA Statewide CDA (Eastfield Ming
                        Quong)                                  5.625           06/01/2020       12/01/2006 A              76,616
---------------------------------------------------------------------------------------------------------------------------------
           45,000       CA Statewide CDA (Escrow Term)          6.750           09/01/2037       09/01/2014 A              48,992
---------------------------------------------------------------------------------------------------------------------------------
          335,000       CA Statewide CDA (Fairfield
                        Apartments) 1                           6.500           01/01/2016       10/10/2011 D             335,764
---------------------------------------------------------------------------------------------------------------------------------
          580,000       CA Statewide CDA (Family House &
                        Housing Foundation-Torrence I) 1        7.000           04/20/2036       04/20/2011 A             667,679
---------------------------------------------------------------------------------------------------------------------------------
           35,000       CA Statewide CDA (John Muir/Mt.
                        Diablo Health System)                   5.250           08/15/2027       08/15/2007 A              36,079
---------------------------------------------------------------------------------------------------------------------------------
          400,000       CA Statewide CDA (Kaiser
                        Permanente) 1                           5.300           12/01/2015       06/01/2007 A             414,872
---------------------------------------------------------------------------------------------------------------------------------
          250,000       CA Statewide CDA (Live Oak
                        School) 1                               6.750           10/01/2030       10/01/2011 A             267,878
---------------------------------------------------------------------------------------------------------------------------------
          100,000       CA Statewide CDA (Multifamily)          5.696 2         09/20/2021       09/20/2014 A              43,652
---------------------------------------------------------------------------------------------------------------------------------
          100,000       CA Statewide CDA (Multifamily)          5.744 2         09/20/2023       09/20/2014 A              38,472
---------------------------------------------------------------------------------------------------------------------------------
          100,000       CA Statewide CDA (Quail Ridge
                        Apartments)                             5.375           07/01/2032       07/01/2014 A             103,127
---------------------------------------------------------------------------------------------------------------------------------
          480,000       CA Statewide CDA (Rio Bravo) 1          6.300           12/01/2018       12/01/2006 A             483,682
---------------------------------------------------------------------------------------------------------------------------------
          335,000       CA Statewide CDA (Sycamore) 1           6.000           03/20/2038       03/20/2018 A             368,118
---------------------------------------------------------------------------------------------------------------------------------
          100,000       CA Statewide CDA COP (Internext
                        Group)                                  5.375           04/01/2017       04/01/2010 A             102,514
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       CA Statewide CDA Linked PARS &
                        INFLOS 1                                5.600 6         10/01/2011       03/15/2010 D           1,062,890
---------------------------------------------------------------------------------------------------------------------------------
        1,365,000       CA Statewide Financing Authority
                        Tobacco Settlement (TASC)               5.625           05/01/2029       07/30/2010 B           1,431,298
---------------------------------------------------------------------------------------------------------------------------------
          940,000       CA Statewide Financing Authority
                        Tobacco Settlement (TASC)               5.625           05/01/2029       04/04/2011 B             985,656
---------------------------------------------------------------------------------------------------------------------------------


9            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         250,000       CA Statewide Financing Authority
                        Tobacco Settlement (TASC)               6.000%          05/01/2037       05/01/2012 A      $      266,525
---------------------------------------------------------------------------------------------------------------------------------
          100,000       CA University (CSU Institute)           4.875           06/01/2008       12/01/2006 A             100,726
---------------------------------------------------------------------------------------------------------------------------------
           50,000       CA University (Fullerton Student
                        Union)                                  5.400           03/01/2016       03/01/2007 A              51,071
---------------------------------------------------------------------------------------------------------------------------------
           30,000       CA University (Fullerton Student
                        Union)                                  5.400           03/01/2021       03/01/2007 A              30,641
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA University (Northridge)              5.000           11/01/2022       11/01/2007 A              25,791
---------------------------------------------------------------------------------------------------------------------------------
            5,000       CA University (San Diego State
                        University)                             5.000           11/01/2018       11/01/2007 A               5,163
---------------------------------------------------------------------------------------------------------------------------------
           45,000       CA Valley Health System COP             6.875           05/15/2023       11/15/2006 A              45,068
---------------------------------------------------------------------------------------------------------------------------------
          425,000       CA Valley Health System, Series A       6.500           05/15/2025       11/15/2006 A             434,452
---------------------------------------------------------------------------------------------------------------------------------
          100,000       CA Veterans GO                          4.700           12/01/2012       12/01/2006 A             100,044
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       CA Veterans GO                          4.700           12/01/2017       06/01/2015 A           5,140,300
---------------------------------------------------------------------------------------------------------------------------------
          200,000       CA Veterans GO                          5.125           12/01/2019       12/01/2006 A             200,114
---------------------------------------------------------------------------------------------------------------------------------
          100,000       CA Veterans GO                          5.300           12/01/2029       06/01/2007 A             100,066
---------------------------------------------------------------------------------------------------------------------------------
        1,730,000       CA Veterans GO                          5.400           12/01/2015       12/01/2008 A           1,792,055
---------------------------------------------------------------------------------------------------------------------------------
          150,000       CA Veterans GO                          5.500           12/01/2020       12/01/2006 A             151,622
---------------------------------------------------------------------------------------------------------------------------------
          500,000       CA Veterans GO 1                        5.600           12/01/2032       12/01/2006 A             505,735
---------------------------------------------------------------------------------------------------------------------------------
        1,075,000       CA Veterans GO, Series B                5.450           12/01/2017       12/01/2006 A           1,080,612
---------------------------------------------------------------------------------------------------------------------------------
           50,000       CA Veterans GO, Series BH               5.400           12/01/2016       12/01/2009 A              51,798
---------------------------------------------------------------------------------------------------------------------------------
          645,000       CA Veterans GO, Series BH 1             5.500           12/01/2024       12/01/2006 A             645,684
---------------------------------------------------------------------------------------------------------------------------------
          310,000       CA Veterans GO, Series BH               5.600           12/01/2032       12/01/2006 A             314,259
---------------------------------------------------------------------------------------------------------------------------------
          250,000       CA Veterans GO, Series BP               5.500           12/01/2026       12/01/2006 A             250,230
---------------------------------------------------------------------------------------------------------------------------------
          100,000       CA Veterans GO, Series BT               5.000           12/01/2012       12/01/2006 A             100,108
---------------------------------------------------------------------------------------------------------------------------------
           10,000       CA Veterans GO, Series BT               5.100           12/01/2013       12/01/2006 A              10,012
---------------------------------------------------------------------------------------------------------------------------------
        1,790,000       CA Veterans GO, Series BT               5.375           12/01/2016       12/01/2006 A           1,792,470
---------------------------------------------------------------------------------------------------------------------------------
           15,000       CA Veterans GO, Series BX               5.450           12/01/2024       12/01/2006 A              15,157
---------------------------------------------------------------------------------------------------------------------------------
          140,000       CA Veterans GO, Series BX               5.500           12/01/2031       06/01/2007 A             141,525
---------------------------------------------------------------------------------------------------------------------------------
        2,490,000       CA Veterans GO, Series BZ               5.350           12/01/2021       06/01/2008 A           2,528,869
---------------------------------------------------------------------------------------------------------------------------------
           75,000       CA Water Resource Devel. GO,
                        Series N                                5.500           06/01/2011       12/01/2006 A              75,111
---------------------------------------------------------------------------------------------------------------------------------
           25,000       CA Water Resource Devel. GO,
                        Series P                                5.800           06/01/2014       12/01/2006 A              25,043
---------------------------------------------------------------------------------------------------------------------------------
           50,000       CA Water Resource Devel. GO,
                        Series Q                                5.000           03/01/2016       03/01/2007 A              50,054
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Calleguas-Las Virgines Public
                        Financing Authority Municipal
                        Water District                          5.000           11/01/2023       07/30/2010 B              51,609
---------------------------------------------------------------------------------------------------------------------------------
           45,000       Camarillo Hsg. (Park Glenn
                        Apartments)                             5.400           03/01/2028       03/01/2008 A              45,451
---------------------------------------------------------------------------------------------------------------------------------
           60,000       Camrosa Water District                  5.500           01/15/2011       01/15/2007 A              60,988
---------------------------------------------------------------------------------------------------------------------------------
           75,000       Capistrano Unified School District
                        (Las Flores) 1                          5.000           09/01/2023       09/01/2010 A              77,894
---------------------------------------------------------------------------------------------------------------------------------
          130,000       Carlsbad Hsg. & Redevel.
                        Commission Tax Allocation               5.250           09/01/2019       03/02/2007 A             130,686
---------------------------------------------------------------------------------------------------------------------------------


10            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          80,000       Carlsbad Improvement Bond
                        Act 1915                                5.550%          09/02/2028       03/02/2007 A      $       80,834
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Carlsbad Improvement Bond               5.950           09/02/2025       09/02/2012 A              10,488
                        Act 1915
---------------------------------------------------------------------------------------------------------------------------------
           35,000       Carlsbad Improvement Bond
                        Act 1915                                6.000           09/02/2022       03/02/2007 A              35,376
---------------------------------------------------------------------------------------------------------------------------------
          125,000       Carlsbad Unified School District
                        COP (Aviara Oaks Middle School) 1       5.300           06/01/2022       12/01/2006 A             127,655
---------------------------------------------------------------------------------------------------------------------------------
          120,000       Carson Improvement Bond Act 1915        5.800           09/02/2013       03/02/2007 A             124,211
---------------------------------------------------------------------------------------------------------------------------------
          105,000       Carson Improvement Bond Act 1915        7.375           09/02/2022       03/02/2007 A             106,243
---------------------------------------------------------------------------------------------------------------------------------
          250,000       Carson Redevel. Agency                  6.000           01/01/2028       01/01/2014 A             265,580
---------------------------------------------------------------------------------------------------------------------------------
           70,000       Castaic Union School District           8.500           10/01/2013       04/01/2007 A              71,255
---------------------------------------------------------------------------------------------------------------------------------
           70,000       Cathedral City Improvement Bond
                        Act 1915                                5.950           09/02/2034       03/02/2007 A              72,307
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Cathedral City Special Tax
                        Community Facilities District No. 1     6.700           09/01/2030       09/01/2008 A              26,493
---------------------------------------------------------------------------------------------------------------------------------
            5,000       Central CA Joint Powers Health
                        Financing Authority COP
                        (CALC/CCH/CHCC/FCH/SCH/
                        SMCH Obligated Group)                   5.500           02/01/2015       02/01/2007 A               5,005
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Central CA Unified School District      5.625           03/01/2018       03/01/2007 A              25,172
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Central Contra Costa Sanitation
                        District                                5.000           09/01/2022       09/01/2010 A              52,528
---------------------------------------------------------------------------------------------------------------------------------
          150,000       Central Valley Financing Authority
                        Cogeneration Project (Carson
                        Ice) 1                                  5.200           07/01/2020       01/01/2007 A             150,189
---------------------------------------------------------------------------------------------------------------------------------
           35,000       Chico Improvement Bond Act 1915
                        (Mission Ranch)                         6.625           09/02/2011       03/02/2007 A              36,344
---------------------------------------------------------------------------------------------------------------------------------
           95,000       Chico Improvement Bond Act 1915
                        (Mission Ranch)                         6.625           09/02/2012       03/02/2007 A              98,663
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Chico Improvement Bond Act 1915
                        (Mission Ranch)                         6.625           09/02/2013       03/02/2007 A             103,870
---------------------------------------------------------------------------------------------------------------------------------
          115,000       Chico Public Financing Authority        5.500           04/01/2025       04/01/2007 A             117,027
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Chino Community Facilities
                        District No. 99-1 Special Tax           6.350           09/01/2029       03/01/2007 A              20,550
---------------------------------------------------------------------------------------------------------------------------------
           55,000       Chino Community Facilities
                        District Special Tax                    5.750           09/01/2034       09/01/2014 A              57,770
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Chino Community Facilities
                        District Special Tax                    6.000           09/01/2014       09/01/2009 A              25,621
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Chino Community Facilities
                        District Special Tax                    6.400           09/01/2019       09/01/2007 A              30,949
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Chino Hills Improvement Bond
                        Act 1915                                7.500           09/02/2016       03/02/2007 A              31,162
---------------------------------------------------------------------------------------------------------------------------------
            5,000       Chino Hills Improvement Bond
                        Act 1915                                7.600           09/02/2021       03/02/2007 A               5,192
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Chowchilla Improvement Bond
                        Act 1915                                6.700           09/02/2027       09/02/2014 A              16,613
---------------------------------------------------------------------------------------------------------------------------------
           55,000       Chula Vista Community Facilities
                        District (Eastlake Woods)               5.700           09/01/2016       09/01/2013 A              58,744
---------------------------------------------------------------------------------------------------------------------------------
        6,250,000       Chula Vista Industrial Devel. RITES     4.850 4         12/01/2027       12/01/2017 A           7,128,500
---------------------------------------------------------------------------------------------------------------------------------
          220,000       Chula Vista Redevel. Agency 1           5.375           09/01/2029       03/01/2007 A             225,777
---------------------------------------------------------------------------------------------------------------------------------


11            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          60,000       Chula Vista Special Tax                 7.625%          09/01/2029       09/01/2009 A      $       67,643
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Clayton Financing Authority             5.900           09/02/2022       09/02/2010 A              51,903
                        Special Tax
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Clayton Redevel. Agency                 5.500           08/01/2024       02/01/2007 A              25,109
---------------------------------------------------------------------------------------------------------------------------------
          890,000       Coalinga Regional Medical Center
                        COP 1                                   5.000           09/01/2014       09/01/2008 D             894,058
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Colton Community Facilities
                        District Special Tax                    5.800           09/01/2018       03/01/2007 A              25,075
---------------------------------------------------------------------------------------------------------------------------------
          175,000       Colton Joint Unified School
                        District                                5.700           09/01/2034       09/01/2013 A             178,866
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Colton Public Financing Authority       5.300           08/01/2027       08/01/2008 A              31,328
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Colton Redevel. Agency (West
                        Valley)                                 6.375           09/01/2035       03/01/2007 A              20,023
---------------------------------------------------------------------------------------------------------------------------------
          815,000       Commerce Community Devel. Corp.
                        Tax Allocation 1                        5.750           08/01/2010       08/01/2007 A             838,594
---------------------------------------------------------------------------------------------------------------------------------
           70,000       Commerce Community Devel. Corp.
                        Tax Allocation                          6.000           08/01/2021       08/01/2007 A              72,307
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Concord Joint Powers Financing
                        Authority (Concord Police
                        Facilities)                             5.250           08/01/2019       02/01/2007 A              40,034
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Contra Costa County COP (Merrithew
                        Memorial Hospital)                      5.375           11/01/2017       11/01/2007 A              10,360
---------------------------------------------------------------------------------------------------------------------------------
          400,000       Contra Costa County Public
                        Financing Authority (Bay Pointe
                        Redevel.)                               6.900           08/01/2025       02/01/2007 A             404,896
---------------------------------------------------------------------------------------------------------------------------------
        3,075,000       Contra Costa County Special Tax
                        Community Facilities District           5.580           08/01/2016       08/01/2008 A           3,166,266
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Contra Costa Water District             5.000           10/01/2022       10/01/2007 A              15,170
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Crescent City Public Financing
                        Authority                               7.750           09/15/2012       03/15/2007 A              30,088
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Cypress Improvement Bond Act 1915
                        (Business & Professional Center)        5.700           09/02/2022       03/02/2007 A              20,053
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Davis Joint Unified School
                        District Special Tax Community
                        Facilities District No. 2               5.300           08/15/2024       08/15/2007 A              20,471
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Davis Public Facilities Financing
                        Authority (Mace Ranch Area)             6.300           09/01/2023       09/01/2009 A              15,557
---------------------------------------------------------------------------------------------------------------------------------
          300,000       Del Mar Unified School District         5.875           09/01/2038       03/01/2007 A             306,780
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Dixon Public Financing Authority        5.700           09/02/2020       03/02/2008 A              30,228
---------------------------------------------------------------------------------------------------------------------------------
          245,000       Duarte COP (Hope National Medical
                        Center) 1                               5.250           04/01/2024       04/01/2009 A             252,632
---------------------------------------------------------------------------------------------------------------------------------
           90,000       Duarte Hsg. (Heritage Park
                        Apartments)                             5.850           05/01/2030       11/01/2007 A              92,742
---------------------------------------------------------------------------------------------------------------------------------
          490,000       East Bay Municipal Utility
                        District (Wastewater Treatment
                        System) 1                               5.000           06/01/2016       12/01/2006 A             500,334
---------------------------------------------------------------------------------------------------------------------------------
           10,000       East Bay Municipal Utility
                        District (Wastewater Treatment
                        System)                                 5.250           06/01/2017       06/01/2008 A              10,350
---------------------------------------------------------------------------------------------------------------------------------
           45,000       East Bay Municipal Utility
                        District (Water System)                 5.000           06/01/2013       12/01/2006 A              45,932
---------------------------------------------------------------------------------------------------------------------------------
           15,000       East Bay Municipal Utility
                        District (Water System)                 5.000           06/01/2014       12/01/2006 A              15,316
---------------------------------------------------------------------------------------------------------------------------------


12            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         115,000       East Bay Municipal Utility
                        District (Water System) 1               5.000%          06/01/2026       12/01/2006 A      $      117,062
---------------------------------------------------------------------------------------------------------------------------------
        4,055,000       East Bay Municipal Utility              3.560 6         06/01/2035       10/26/2006 C           4,055,000
                        District Floaters
---------------------------------------------------------------------------------------------------------------------------------
          100,000       East Side Union High School
                        District                                5.000           09/01/2018       03/01/2007 A             100,108
---------------------------------------------------------------------------------------------------------------------------------
           25,000       East Side Union High School
                        District                                5.250           09/01/2025       09/01/2007 A              25,590
---------------------------------------------------------------------------------------------------------------------------------
           90,000       Eastern CA Municipal Water
                        District (Crown Valley Village)         5.500           09/01/2028       03/01/2007 A              91,942
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Eastern CA Municipal Water
                        District (Crown Valley Village)         5.625           09/01/2034       03/01/2007 A              15,327
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Eastern CA Municipal Water
                        District (Promontory Park)              5.500           09/01/2024       09/01/2014 A              50,679
---------------------------------------------------------------------------------------------------------------------------------
           50,000       El Centro Redevel. Agency               5.500           11/01/2026       11/01/2008 A              51,070
---------------------------------------------------------------------------------------------------------------------------------
          145,000       El Dorado County Special Tax            6.250           09/01/2029       09/01/2009 A             151,587
---------------------------------------------------------------------------------------------------------------------------------
           25,000       El Monte Public Financing
                        Authority (El Monte Community
                        Redevel.)                               5.750           06/01/2028       06/01/2010 A              25,644
---------------------------------------------------------------------------------------------------------------------------------
           50,000       El Monte Public Financing
                        Authority (El Monte Community
                        Redevel.)                               5.750           06/01/2028       06/01/2010 A              51,288
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Elk Grove Special Tax (East
                        Franklin Community)                     5.850           08/01/2036       08/01/2009 A              10,348
---------------------------------------------------------------------------------------------------------------------------------
           75,000       Elk Grove Special Tax (East
                        Franklin Community)                     6.000           08/01/2033       08/01/2007 A              79,148
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Emeryville Public Financing
                        Authority                               6.100           09/01/2012       03/01/2007 A              25,046
---------------------------------------------------------------------------------------------------------------------------------
          145,000       Emeryville Public Financing
                        Authority                               6.200           09/01/2025       03/01/2007 A             145,284
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Encinitas Improvement Bond
                        Act 1915 3                              6.900           09/02/2017       03/02/2007 A              20,948
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Escondido Joint Powers Financing
                        Authority (California Center for
                        the Arts) 1                             6.000           09/01/2018       03/01/2007 A           1,005,860
---------------------------------------------------------------------------------------------------------------------------------
          105,000       Etiwanda School District                5.900           09/01/2031       09/01/2011 A             109,577
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Etiwanda School District                6.250           09/01/2022       03/01/2007 A              20,528
---------------------------------------------------------------------------------------------------------------------------------
           85,000       Etiwanda School District Special
                        Tax Community Facilities District
                        No. 2001-1                              6.300           09/01/2023       03/01/2007 A              87,020
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Etiwanda School District Special
                        Tax Community Facilities District
                        No. 2001-1                              6.400           09/01/2032       03/01/2007 A              51,204
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Fairfield Improvement Bond Act
                        1915 (Green Valley Road/Mangels
                        Blvd.)                                  7.200           09/02/2009       03/02/2007 A              25,968
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Florin Resource Conservation
                        District COP 3                          6.000           02/01/2029       02/01/2015 A              15,516
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Folsom Public Financing Authority       5.000           11/01/2028       11/01/2007 A              20,418
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Folsom Public Financing Authority       5.400           09/02/2020       03/02/2008 A              25,185
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Folsom Public Financing Authority       5.625           09/02/2020       03/02/2011 A              25,792
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Folsom Public Financing Authority       6.875           09/02/2019       03/02/2007 A              10,189
---------------------------------------------------------------------------------------------------------------------------------


13            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          50,000       Folsom Special Tax Community
                        Facilities District No. 14              6.125%          09/01/2022       09/01/2011 A      $       53,195
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Folsom Special Tax Community            6.000           09/01/2024       09/01/2011 A              21,381
                        Facilities District No. 7
---------------------------------------------------------------------------------------------------------------------------------
          140,000       Fontana Special Tax (Sierra Hills)      6.000           09/01/2034       09/01/2014 A             149,297
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Fowler Public Financing Authority       6.750           09/15/2023       09/15/2009 A              26,645
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Fresno Unified School District          5.375           08/01/2021       02/01/2007 A              10,133
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Fresno Unified School District          5.400           08/01/2017       08/01/2007 A              30,416
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Fresno Water System, Series A           5.000           06/01/2024       06/01/2008 A             102,766
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Fullerton Community Facilities
                        District No. 1 Special Tax
                        (Amerige Heights)                       6.200           09/01/2032       09/01/2012 A              26,668
---------------------------------------------------------------------------------------------------------------------------------
           80,000       Fullerton School District Special
                        Tax                                     6.300           09/01/2023       09/01/2013 A              86,564
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Galt Improvement Bond Act 1915          5.900           09/02/2022       03/02/2007 A              25,816
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Garden Grove COP (Bahia
                        Village/Emerald Isle)                   5.700           08/01/2023       02/01/2007 A              50,095
---------------------------------------------------------------------------------------------------------------------------------
            5,000       Glendora Public Finance Authority       7.625           09/01/2010       03/02/2007 A               5,051
---------------------------------------------------------------------------------------------------------------------------------
          880,000       Hawthorne Community Redevel.
                        Agency Special Tax 3                    6.750           10/01/2025       04/01/2007 A             889,566
---------------------------------------------------------------------------------------------------------------------------------
          160,000       Hawthorne Parking Authority             8.000           09/01/2015       03/01/2007 A             163,989
---------------------------------------------------------------------------------------------------------------------------------
          135,000       Hawthorne Parking Authority             8.125           09/01/2019       03/01/2007 A             135,429
---------------------------------------------------------------------------------------------------------------------------------
           45,000       Hayward Improvement Bond
                        Act 1915                                7.100           09/02/2018       03/02/2007 A              45,353
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Hayward Public Finance Authority
                        (Hayward Water System)                  5.000           06/01/2011       06/01/2007 A              50,056
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Hayward Public Finance Authority
                        (Hayward Water System)                  5.100           06/01/2013       12/01/2006 A              50,060
---------------------------------------------------------------------------------------------------------------------------------
            5,000       Haywood COP (Civic Center)              5.250           08/01/2026       02/01/2007 A               5,056
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Healdsburg Community Redevel.
                        Agency (Sotoyome Community Devel.)      5.250           12/01/2025       12/01/2006 A              40,651
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Hesperia Public Financing
                        Authority, Tranche A                    6.250           09/01/2035       03/01/2007 A           2,006,900
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Hollister Improvement Bond
                        Act 1915                                7.125           09/02/2022       03/02/2007 A              10,370
---------------------------------------------------------------------------------------------------------------------------------
           55,000       Hollister Joint Powers Financing
                        Authority                               5.900           12/01/2023       12/01/2006 A              55,046
---------------------------------------------------------------------------------------------------------------------------------
            5,000       Horicon Elementary School District      6.100           08/01/2021       08/01/2007 A               5,149
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Huntington Beach City School
                        District                                5.000           08/01/2020       08/01/2011 A              53,400
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Huntington Beach Community
                        Facilities District                     5.400           10/01/2020       10/01/2011 A              15,697
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Huntington Beach Public Financing
                        Authority                               5.500           12/15/2027       12/15/2006 A              10,222
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Huntington Park Public Financing
                        Authority, Series A 3                   6.200           10/01/2025       10/01/2007 A              10,315
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Imperial County Special Tax             6.500           09/01/2031       09/01/2009 A              26,347
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Indio Hsg. (Olive Court Apartments)     6.375           12/01/2026       12/01/2009 A              40,837
---------------------------------------------------------------------------------------------------------------------------------


14            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          20,000       Indio Improvement Bond Act 1915
                        Assessment District No. 2002-3          6.350%          09/02/2027       09/02/2012 A      $       21,802
---------------------------------------------------------------------------------------------------------------------------------
          115,000       Indio Public Financing Authority        5.350           08/15/2027       02/15/2007 A             117,444
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Industry Urban Devel. Agency            5.000           05/01/2024       05/01/2007 A              25,667
---------------------------------------------------------------------------------------------------------------------------------
          235,000       Intercommunity Hospital Financing
                        Authority COP                           5.250           11/01/2019       11/01/2010 A             243,780
---------------------------------------------------------------------------------------------------------------------------------
          150,000       Irvine GO                               5.550           09/02/2026       09/02/2013 A             154,727
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Irvine Improvement Bond Act 1915        5.600           09/02/2022       09/02/2014 A              20,646
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Irvine Improvement Bond Act 1915        5.625           09/02/2024       09/02/2013 A              15,478
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Irwindale Community Redevel. Agency     6.500           12/01/2007       12/01/2006 A              50,157
---------------------------------------------------------------------------------------------------------------------------------
           80,000       Jurupa Community Facilities
                        District Special Tax                    5.875           09/01/2033       03/01/2007 A              81,816
---------------------------------------------------------------------------------------------------------------------------------
           70,000       Kern County (Fire Dept.) COP            5.250           05/01/2013       05/01/2007 A              71,248
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Kern County (Fire Dept.) COP            5.250           05/01/2015       05/01/2007 A              50,902
---------------------------------------------------------------------------------------------------------------------------------
            5,000       Kingsburg Public Financing
                        Authority                               7.800           09/15/2010       03/15/2007 A               5,015
---------------------------------------------------------------------------------------------------------------------------------
           30,000       La Habra Redevel. Agency Community
                        Facilities District                     5.300           09/01/2007       03/02/2007 A              30,022
---------------------------------------------------------------------------------------------------------------------------------
           30,000       La Habra Redevel. Agency Community
                        Facilities District                     6.000           09/01/2014       03/02/2007 A              30,032
---------------------------------------------------------------------------------------------------------------------------------
           45,000       La Mesa Improvement Bond
                        Act 1915                                5.750           09/02/2023       09/02/2011 A              46,460
---------------------------------------------------------------------------------------------------------------------------------
          215,000       La Quinta Redevel. Agency Tax
                        Allocation 1                            5.200           09/01/2028       09/01/2007 A             221,588
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       La Verne COP (Bethren Hillcrest
                        Homes) 1                                5.600           02/15/2033       02/15/2013 A           5,330,950
---------------------------------------------------------------------------------------------------------------------------------
          510,000       Lake Elsinore Public Financing
                        Authority, Series F 1                   7.100           09/01/2020       09/01/2007 A             532,501
---------------------------------------------------------------------------------------------------------------------------------
          300,000       Lake Elsinore Redevel. Agency           6.050           10/01/2024       10/01/2011 A             315,648
---------------------------------------------------------------------------------------------------------------------------------
          500,000       Lake Elsinore Special Tax 1             5.100           09/01/2022       09/01/2017 A             515,725
---------------------------------------------------------------------------------------------------------------------------------
           75,000       Lake Elsinore Unified School
                        District                                5.870           09/01/2029       03/01/2007 A              76,709
---------------------------------------------------------------------------------------------------------------------------------
          175,000       Lake Elsinore Unified School
                        District                                5.900           09/01/2034       03/01/2007 A             179,011
---------------------------------------------------------------------------------------------------------------------------------
           90,000       Lake Elsinore Unified School
                        District                                6.000           09/01/2034       03/01/2007 A              92,062
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Lake Elsinore Unified School
                        District Community Facilities
                        District
                        No. 2000-1                              5.850           09/01/2034       03/01/2007 A              25,552
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Lammersville School District
                        Community Facilities District
                        (Mountain House)                        6.300           09/01/2024       09/01/2012 A              54,469
---------------------------------------------------------------------------------------------------------------------------------
           35,000       Lancaster Community Facilities
                        District Special Tax                    6.000           10/01/2016       10/01/2008 A              36,342
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Lancaster Redevel. Agency (Desert
                        Sands Mobile Home Park)                 6.375           11/01/2027       11/01/2009 A              20,343
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Lancaster Redevel. Agency Tax
                        Allocation (Fox Field Redevel.)         6.125           08/01/2022       02/01/2007 A              50,162
---------------------------------------------------------------------------------------------------------------------------------
          115,000       Lathrop Financing Authority (Water
                        Supply) 1                               5.700           06/01/2019       06/01/2013 A             122,117
---------------------------------------------------------------------------------------------------------------------------------


15            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          15,000       Lathrop Financing Authority (Water
                        Supply) 1                               5.750%          06/01/2020       06/01/2013 A      $       15,887
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Lathrop Financing Authority (Water      5.900           06/01/2023       06/01/2013 A              53,115
                        Supply) 1
---------------------------------------------------------------------------------------------------------------------------------
        1,440,000       Lathrop Financing Authority (Water
                        Supply) 1                               5.900           06/01/2027       06/01/2013 A           1,516,406
---------------------------------------------------------------------------------------------------------------------------------
        1,075,000       Lathrop Financing Authority (Water
                        Supply) 1                               6.000           06/01/2035       06/01/2013 A           1,136,157
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Lathrop Improvement Bond Act 1915
                        (Louise Avenue)                         6.875           09/02/2017       03/02/2007 A              15,551
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Lathrop Improvement Bond Act 1915
                        (Mossdale Village Assessment
                        District No. 03-1)                      6.000           09/02/2021       03/02/2008 A              10,327
---------------------------------------------------------------------------------------------------------------------------------
           60,000       Lathrop Improvement Bond Act 1915
                        (Mossdale Village)                      6.125           09/02/2028       03/02/2007 A              62,152
---------------------------------------------------------------------------------------------------------------------------------
          150,000       Lincoln Improvement Bond Act 1915
                        Public Financing Authority (Twelve
                        Bridges)                                6.200           09/02/2025       09/02/2009 A             157,704
---------------------------------------------------------------------------------------------------------------------------------
          225,000       Lincoln Special Tax                     5.900           09/01/2024       09/01/2015 A             242,991
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Livermore Capital Projects
                        Financing Authority                     5.650           09/02/2016       03/02/2007 A              25,563
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Livermore Community Facilities
                        District Special Tax (Tri Valley
                        Tech Park)                              5.750           09/01/2012       09/01/2010 A              15,606
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Livermore Community Facilities
                        District Special Tax (Tri Valley
                        Tech Park)                              6.400           09/01/2026       09/01/2010 A              52,307
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Livermore Community Facilities
                        District Special Tax (Tri Valley
                        Tech Park)                              6.400           09/01/2030       09/01/2008 A              15,676
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Loma Linda Collateralized Loan
                        (Redlands)                              7.375           06/01/2009       12/01/2006 A              10,311
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Loma Linda Collateralized Loan
                        (Redlands)                              7.375           06/01/2009       12/01/2006 A              10,145
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Long Beach Airport COP                  5.000           06/01/2016       12/01/2006 A              50,057
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Long Beach Special Tax                  6.250           10/01/2026       10/01/2012 A              26,708
---------------------------------------------------------------------------------------------------------------------------------
           35,000       Long Beach Special Tax                  6.375           09/01/2023       09/01/2009 A              36,698
---------------------------------------------------------------------------------------------------------------------------------
          150,000       Long Beach Special Tax (Towne
                        Center)                                 5.900           10/01/2010       04/01/2007 A             153,837
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Long Beach Special Tax (Towne
                        Center)                                 6.800           10/01/2020       04/01/2007 A              51,537
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Long Beach Unified School District      5.250           08/01/2029       08/01/2007 A              25,765
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Long Beach Unified School District      5.300           08/01/2018       08/01/2007 A              20,445
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Long Beach Unified School District      5.500           08/01/2029       08/01/2007 A              51,185
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Los Angeles Community Facilities
                        District Special Tax (Cascade
                        Business Park)                          6.400           09/01/2022       09/01/2007 A             103,278
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Los Angeles Community Redevel.
                        Agency (Cinerama Dome Public
                        Parking)                                5.700           07/01/2020       07/01/2010 A              26,368
---------------------------------------------------------------------------------------------------------------------------------


16            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          50,000       Los Angeles Community Redevel.
                        Agency (Grand Central Square)           5.200%          12/01/2018       11/01/2006 A      $       50,053
---------------------------------------------------------------------------------------------------------------------------------
          120,000       Los Angeles Community Redevel.          5.200           12/01/2019       11/01/2006 A             120,126
                        Agency (Grand Central Square)
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Los Angeles County COP (Antelope
                        Valley Courthouse)                      5.250           11/01/2027       11/01/2010 A              10,518
---------------------------------------------------------------------------------------------------------------------------------
           90,000       Los Angeles County COP (Insured
                        Health Clinic)                          5.800           12/01/2023       12/01/2006 A              90,122
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Los Angeles County Metropolitan
                        Transportation Authority                5.000           07/01/2023       07/01/2009 A              25,960
---------------------------------------------------------------------------------------------------------------------------------
            5,000       Los Angeles County Metropolitan
                        Transportation Authority                5.000           07/01/2023       07/01/2008 A               5,141
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Los Angeles County Public Works
                        Financing Authority, Series B           5.250           09/01/2014       03/02/2007 A              40,852
---------------------------------------------------------------------------------------------------------------------------------
          140,000       Los Angeles Dept. of Airports (Los
                        Angeles International Airport) 1        5.500           05/15/2009       11/15/2006 A             140,879
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Los Angeles Dept. of Airports (Los
                        Angeles International Airport)          5.500           05/15/2015       05/15/2007 A              10,065
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Los Angeles Dept. of Airports
                        (Ontario International Airport)         5.800           05/15/2010       11/15/2006 A              10,116
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Los Angeles Dept. of Airports
                        (Ontario International Airport) 1       5.900           05/15/2011       11/15/2006 A             101,166
---------------------------------------------------------------------------------------------------------------------------------
          200,000       Los Angeles Dept. of Airports
                        (Ontario International Airport) 1       5.900           05/15/2012       05/15/2007 A             202,332
---------------------------------------------------------------------------------------------------------------------------------
          215,000       Los Angeles Dept. of Airports
                        (Ontario International Airport) 1       6.000           05/15/2026       11/15/2006 A             217,522
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Los Angeles Dept. of Water & Power      4.750           08/15/2017       02/15/2007 A              15,012
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Los Angeles Dept. of Water & Power      4.750           10/15/2020       04/15/2007 A              10,008
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Los Angeles Hsg. (Arminta North &
                        South)                                  7.700           06/20/2028       12/20/2006 A              20,677
---------------------------------------------------------------------------------------------------------------------------------
            5,000       Los Angeles Hsg. (Multifamily)          5.750           01/01/2024       01/01/2007 A               5,011
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Los Angeles Hsg. (Multifamily)          5.900           01/01/2030       07/01/2009 A             102,725
---------------------------------------------------------------------------------------------------------------------------------
        1,200,000       Los Angeles Hsg. (Park Plaza) 1         5.500           01/20/2043       07/20/2011 A           1,265,628
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Los Angeles Mtg. (Section 8)            5.350           07/01/2022       01/01/2007 A              20,016
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Los Angeles Mtg. (Section 8)            6.500           07/01/2022       03/04/2007 A              25,274
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Los Angeles Regional Airports
                        Improvement Corp. (Laxfuel Corp.)       5.250           01/01/2023       01/01/2012 A             103,650
---------------------------------------------------------------------------------------------------------------------------------
           70,000       Los Angeles Single Family Mtg.
                        (Government National Mortgage
                        Assn. & FNMA Mtg. Backed),
                        Series A                                6.875           06/01/2025       12/01/2006 A              71,875
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Los Angeles Unified School
                        District GO                             5.000           07/01/2023       07/01/2008 A              51,744
---------------------------------------------------------------------------------------------------------------------------------
           35,000       M-S-R Public Power Agency (San
                        Juan)                                   6.000           07/01/2022       01/01/2007 A              38,812
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Madera County COP (Valley
                        Children's Hospital)                    5.000           03/15/2023       03/15/2008 A              25,614
---------------------------------------------------------------------------------------------------------------------------------
          275,000       Madera County COP (Valley
                        Children's Hospital) 1                  5.750           03/15/2028       03/15/2007 A             277,074
---------------------------------------------------------------------------------------------------------------------------------


17            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          25,000       Menifee Union School District
                        Special Tax                             6.050%          09/01/2026       09/01/2012 A      $       26,469
---------------------------------------------------------------------------------------------------------------------------------
          125,000       Mill Valley COP (The Redwoods) 1        5.750           12/01/2020       12/01/2006 A             127,709
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Milpitas Improvement Bond
                         Act 1915                               5.700           09/02/2018       03/02/2007 A              10,347
---------------------------------------------------------------------------------------------------------------------------------
          425,000       Modesto Irrigation District COP 1       5.300           07/01/2022       01/01/2007 A             425,553
---------------------------------------------------------------------------------------------------------------------------------
          370,000       Modesto Irrigation District COP 1       5.300           07/01/2022       01/01/2007 A             370,300
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Montclair Redevel. Agency Mobile
                        Home Park (Augusta Homes Villa Del
                        Arroyo)                                 6.100           11/15/2037       11/15/2014 A              10,497
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Montclair Redevel. Agency Mobile
                        Home Park (Hacienda Mobile Home
                        Park)                                   6.000           11/15/2029       11/15/2014 A              26,258
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Montclair Redevel. Agency Mobile
                        Home Park (Villa Mobile Home Park)      6.100           06/15/2029       06/15/2009 A              21,027
---------------------------------------------------------------------------------------------------------------------------------
          115,000       Montclair Redevel. Agency Tax
                        Allocation (Redevel. Project Area
                        III)                                    5.500           12/01/2027       12/01/2006 A             117,460
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Montebello Community Redevel.
                        Agency (South Montebello)               5.500           09/01/2022       09/01/2011 A              10,244
---------------------------------------------------------------------------------------------------------------------------------
           60,000       Monterey County COP (Natividad
                        Medical Center)                         5.700           08/01/2017       02/01/2007 A              60,697
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Monterey County COP (Natividad
                        Medical Center)                         5.750           08/01/2028       02/01/2007 A              50,581
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Monterey County COP (Sheriffs
                        Facility)                               5.000           12/01/2014       12/01/2006 A              10,012
---------------------------------------------------------------------------------------------------------------------------------
            5,000       Monterey County Hsg. Authority
                        (Parkside Manor Apartments)             6.000           01/01/2029       10/01/2010 B               5,050
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Monterey Joint Powers Financing
                        Authority (Materials Recovery
                        Facilities)                             5.500           03/01/2010       03/01/2007 A              10,113
---------------------------------------------------------------------------------------------------------------------------------
           45,000       Monterey Joint Powers Financing
                        Authority (Materials Recovery
                        Facilities)                             5.600           03/01/2012       03/01/2007 A              45,733
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Monterey Joint Powers Financing
                        Authority (Materials Recovery
                        Facilities)                             5.600           03/01/2013       03/01/2007 A              50,939
---------------------------------------------------------------------------------------------------------------------------------
           65,000       Monterey Joint Powers Financing
                        Authority (Materials Recovery
                        Facilities)                             5.700           03/01/2015       03/01/2007 A              66,545
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Monterey Joint Powers Financing
                        Authority (Materials Recovery
                        Facilities)                             5.700           03/01/2016       03/01/2007 A              20,524
---------------------------------------------------------------------------------------------------------------------------------
           70,000       Moorpark Mobile Home Park (Villa
                        Del Arroyo)                             6.300           05/15/2030       05/15/2010 A              75,823
---------------------------------------------------------------------------------------------------------------------------------
           60,000       Moorpark Mobile Home Park (Villa
                        Del Arroyo)                             7.050           05/15/2035       12/26/2006 A              60,031
---------------------------------------------------------------------------------------------------------------------------------
           55,000       Moreno Valley Special Tax
                        (Towngate Community Facilities)         6.125           12/01/2021       12/01/2006 A              55,115
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Morgan Hill Improvement Bond
                        Act 1915                                5.600           09/02/2018       03/02/2007 A              50,088
---------------------------------------------------------------------------------------------------------------------------------


18            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         120,000       Morgan Hill Improvement Bond
                        Act 1915                                5.650%          09/02/2023       03/02/2007 A      $      120,242
---------------------------------------------------------------------------------------------------------------------------------
          250,000       Mountain View Shoreline Regional        5.500           08/01/2013       02/01/2007 A             255,363
                        Park Community 1
---------------------------------------------------------------------------------------------------------------------------------
           85,000       Mountain View Shoreline Regional
                        Park Community                          5.500           08/01/2021       02/01/2007 A              86,821
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Murrieta Community Facilities
                        District Special Tax (Blackmore
                        Ranch)                                  6.100           09/01/2034       09/01/2011 A              10,645
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Murrieta Community Facilities
                        District Special Tax (Bluestone)        6.300           09/01/2031       09/01/2013 A              10,758
---------------------------------------------------------------------------------------------------------------------------------
          700,000       Murrieta Community Facilities
                        District Special Tax (Bremerton) 1      5.625           09/01/2034       09/01/2009 A             734,874
---------------------------------------------------------------------------------------------------------------------------------
          105,000       Murrieta Community Facilities
                        District Special Tax (Murrieta
                        Springs)                                5.500           09/01/2034       09/01/2011 A             107,516
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Murrieta Improvement Bond
                        Act 1915                                6.375           09/01/2031       09/01/2011 A              53,961
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Murrieta Water Public Financing
                        Authority                               5.700           10/01/2021       04/01/2007 A              51,422
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Needles Public Utility Authority        6.350           02/01/2012       02/01/2009 A              10,251
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Needles Public Utility Authority        6.650           02/01/2032       02/01/2009 A              41,006
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Northern CA Power Agency
                        (Hydroelectric)                         5.000           07/01/2018       07/01/2008 A              15,447
---------------------------------------------------------------------------------------------------------------------------------
           75,000       Northern CA Power Agency
                        (Hydroelectric)                         5.125           07/01/2023       07/01/2008 A              77,254
---------------------------------------------------------------------------------------------------------------------------------
        2,310,000       Northern CA Tobacco Securitization
                        Authority (TASC)                        0.000 5         06/01/2027       06/12/2016 B           2,226,286
---------------------------------------------------------------------------------------------------------------------------------
        2,935,000       Northern CA Tobacco Securitization
                        Authority (TASC) 1                      4.750           06/01/2023       07/18/2011 B           2,990,853
---------------------------------------------------------------------------------------------------------------------------------
           35,000       Novato GO                               5.000           08/01/2012       02/01/2007 A              35,097
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Oakdale Public Financing Authority
                        Tax Allocation (Central City
                        Redevel.)                               6.100           06/01/2027       06/01/2007 A              51,301
---------------------------------------------------------------------------------------------------------------------------------
          250,000       Oakland Unified School District         5.000           08/01/2013       02/01/2007 A             250,288
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Oakland Unified School District         5.125           08/01/2016       02/01/2007 A              30,038
---------------------------------------------------------------------------------------------------------------------------------
           85,000       Oakland Unified School District         5.250           08/01/2021       08/01/2007 A              86,861
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Olivenhain Municipal Water
                        District Bond Act 1915                  5.450           09/02/2027       09/02/2009 A              51,781
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Orange County Community Facilities
                        District (Ladera Ranch)                 5.550           08/15/2033       08/15/2012 A              25,909
---------------------------------------------------------------------------------------------------------------------------------
           80,000       Orange County Improvement Bond Act
                        1915                                    5.500           09/02/2018       03/02/2008 A              80,767
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Orange County Improvement Bond Act
                        1915 (Irvine Coast Assessment)          5.850           09/02/2013       03/02/2007 A              20,590
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Oroville Hospital                       5.400           12/01/2022       12/01/2006 A              25,327
---------------------------------------------------------------------------------------------------------------------------------
        1,415,000       Oxnard Harbor District 1                5.550           08/01/2013       08/01/2007 A           1,460,379
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Oxnard Improvement Bond Act 1915
                        (Rice Avenue)                           5.700           09/02/2032       03/02/2007 A              51,601
---------------------------------------------------------------------------------------------------------------------------------


19            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          25,000       Oxnard Improvement Bond Act 1915
                        Assessment District No. 01-1 (Rice
                        Avenue)                                 5.625%          09/02/2027       03/02/2007 A      $       25,798
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Oxnard School District COP              5.550           08/01/2021       02/01/2007 A              40,352
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Oxnard School District, Series A        5.250           08/01/2027       02/01/2007 A              20,238
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Oxnard Special Tax Community
                        Facilities District No. 1               6.000           09/01/2027       09/01/2009 A              10,448
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Palm Desert Financing Authority         5.900           10/01/2015       04/01/2007 A              20,745
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Palm Desert Financing Authority         6.000           10/01/2020       10/01/2009 A              41,472
---------------------------------------------------------------------------------------------------------------------------------
          125,000       Palmdale Community Facilities
                        District Special Tax                    5.400           09/01/2035       09/01/2016 A             129,378
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Palmdale Community Redevel. Agency      5.750           08/01/2009       02/01/2007 A              50,059
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Palo Alto Improvement Bond Act
                        1915 (University Ave. Area)             5.100           09/02/2024       03/02/2007 A             102,420
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Palo Alto Improvement Bond Act
                        1915 (University Ave. Area)             5.125           09/02/2025       03/02/2007 A             102,414
---------------------------------------------------------------------------------------------------------------------------------
           45,000       Palo Alto Improvement Bond Act
                        1915 (University Ave. Area)             5.700           09/02/2018       03/02/2007 A              46,132
---------------------------------------------------------------------------------------------------------------------------------
           35,000       Palomar Pomerado Health System          5.000           11/01/2013       11/01/2006 A              35,036
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Paramount Multifamily Hsg. (Prince
                        Twin Towers Property)                   5.700           02/20/2033       08/20/2009 A              25,542
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Pasadena Public Financing
                        Authority (Orange Grove & Villa
                        Parke)                                  5.250           06/01/2008       12/01/2006 A              50,041
---------------------------------------------------------------------------------------------------------------------------------
          105,000       Perris Community Facilities
                        District Special Tax                    6.375           09/01/2032       09/01/2013 A             114,322
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Perris Public Financing Authority       5.750           09/01/2024       09/01/2016 A              10,765
---------------------------------------------------------------------------------------------------------------------------------
          155,000       Perris Public Financing
                        Authority 3                             7.875           09/01/2025       03/01/2007 A             157,057
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Perris Public Financing Authority,
                        Series A                                6.125           09/01/2034       09/01/2014 A              21,782
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Pismo Beach Public Financing
                        Authority                               5.250           12/01/2024       12/01/2006 A              50,071
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Pittsburg Improvement Bond Act
                        1915 (San Marco Phase I)                6.350           09/02/2031       09/02/2011 A              21,315
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Pittsburg Infrastructure Financing
                        Authority                               5.850           09/02/2015       03/02/2007 A              51,540
---------------------------------------------------------------------------------------------------------------------------------
          125,000       Pittsburg Infrastructure Financing
                        Authority, Series B                     6.000           09/02/2024       09/02/2010 A             128,374
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Placentia Public Financing
                        Authority                               5.450           09/01/2015       03/01/2007 A              10,214
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Placer County Community Facilities
                        District                                6.500           09/01/2026       09/01/2010 A              10,742
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Pleasant Hill Special Tax Downtown
                        Community Facilities District No. 1     5.875           09/01/2025       09/01/2012 A              10,272
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Pomona Unified School District          5.100           08/01/2028       08/01/2008 A              51,098
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Port of Oakland, Series G               5.375           11/01/2025       11/01/2007 A             103,372
---------------------------------------------------------------------------------------------------------------------------------
        4,350,000       Port of Oakland, Series G               5.500           11/01/2017       11/01/2007 A           4,544,184
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Port of Oakland, Series H               5.500           11/01/2015       11/01/2007 A              25,907
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Port of Oakland, Series J               5.500           11/01/2026       11/01/2007 A              15,560
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Port Redwood City GO                    5.400           06/01/2019       06/01/2011 A             104,102
---------------------------------------------------------------------------------------------------------------------------------


20            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         250,000       Poway Hsg. (Poinsetta Mobile Home
                        Park)                                   5.000%          05/01/2023       05/01/2015 A      $      255,645
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Poway Unified School District           5.950           09/01/2018       09/01/2009 A              25,935
                        Special Tax Community Facilities
                        District No. 10
---------------------------------------------------------------------------------------------------------------------------------
           35,000       Poway Unified School District
                        Special Tax Community Facilities
                        District No. 10                         6.100           09/01/2031       09/01/2008 A              36,546
---------------------------------------------------------------------------------------------------------------------------------
          200,000       Poway Unified School District
                        Special Tax Community Facilities
                        District No. 6                          5.600           09/01/2033       09/01/2011 A             206,232
---------------------------------------------------------------------------------------------------------------------------------
           25,000       R.E. Badger Water Facilities
                        Financing Authority                     5.750           10/01/2024       10/01/2007 A              25,742
---------------------------------------------------------------------------------------------------------------------------------
           60,000       Rancho Mirage Joint Powers
                        Financing Authority (Eisenhower
                        Medical Center)                         5.375           07/01/2022       07/01/2007 A              61,832
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Rancho Santa Fe Community Services
                        District Special Tax                    6.600           09/01/2020       09/01/2010 A              10,681
---------------------------------------------------------------------------------------------------------------------------------
          440,000       Rancho Santa Fe Community Services
                        District Special Tax 1                  6.700           09/01/2030       09/01/2010 A             468,393
---------------------------------------------------------------------------------------------------------------------------------
          200,000       Redding Joint Powers Financing
                        Authority Electric System               5.250           06/01/2015       06/01/2007 A             204,256
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Redlands Community Facilities
                        District                                5.850           09/01/2033       09/01/2012 A              10,541
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Redwood City Special Tax                5.750           09/01/2027       09/01/2011 A             103,416
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Reedley COP (Sierra View Homes)         5.850           03/01/2021       03/01/2007 A              51,091
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Rialto Special Tax Community
                        Facilities District No. 2006-1          5.000           09/01/2016       09/01/2016                51,425
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Rialto Special Tax Community
                        Facilities District No. 2006-1          5.050           09/01/2017       09/01/2016 A              25,687
---------------------------------------------------------------------------------------------------------------------------------
           65,000       Rialto Special Tax Community
                        Facilities District No. 2006-1          5.125           09/01/2018       09/01/2016 A              66,996
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Rialto Special Tax Community
                        Facilities District No. 2006-1          5.200           09/01/2019       09/01/2016 A             102,981
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Rialto Special Tax Community
                        Facilities District No. 2006-1          5.250           09/01/2020       09/01/2016 A             102,974
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Rialto Special Tax Community
                        Facilities District No. 2006-1          5.250           09/01/2021       09/01/2016 A              51,330
---------------------------------------------------------------------------------------------------------------------------------
          110,000       Richmond Joint Powers Financing
                        Authority 3                             6.600           09/01/2016       09/01/2008 A             112,404
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Rio School District COP                 5.700           09/01/2028       03/01/2007 A              15,252
---------------------------------------------------------------------------------------------------------------------------------
           85,000       River Highlands Community Services
                        District                                7.750           09/02/2020       03/02/2007 A              85,767
---------------------------------------------------------------------------------------------------------------------------------
           20,000       River Highlands Community Services
                        District                                8.125           09/02/2020       03/02/2007 A              20,202
---------------------------------------------------------------------------------------------------------------------------------
           80,000       River Islands Public Financing
                        Authority                               6.000           09/01/2027       09/01/2010 A              82,990
---------------------------------------------------------------------------------------------------------------------------------
          100,000       River Islands Public Financing
                        Authority                               6.150           09/01/2035       09/01/2008 D             103,886
---------------------------------------------------------------------------------------------------------------------------------
          250,000       Riverside County Community
                        Facilities District Special Tax         5.000           09/01/2012       09/01/2012               253,708
---------------------------------------------------------------------------------------------------------------------------------


21            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          15,000       Riverside County Community
                        Facilities District Special Tax         6.000%          09/01/2030       09/01/2014 A      $       15,495
---------------------------------------------------------------------------------------------------------------------------------
          150,000       Riverside County Community              5.100           09/01/2013       09/01/2013               152,489
                        Facilities District Special Tax
                        No. 87-1
---------------------------------------------------------------------------------------------------------------------------------
          215,000       Riverside County Community
                        Facilities District Special Tax
                        No. 87-1                                5.150           09/01/2014       09/01/2014               219,162
---------------------------------------------------------------------------------------------------------------------------------
          385,000       Riverside County Community
                        Facilities District Special Tax
                        No. 87-1                                5.200           09/01/2015       09/01/2015               393,755
---------------------------------------------------------------------------------------------------------------------------------
          225,000       Riverside County Community
                        Facilities District Special Tax
                        No. 87-1                                5.250           09/01/2016       09/01/2016               231,514
---------------------------------------------------------------------------------------------------------------------------------
        1,255,000       Riverside County Community
                        Facilities District Special Tax
                        No. 87-1 1                              5.500           09/01/2020       09/01/2016 A           1,287,003
---------------------------------------------------------------------------------------------------------------------------------
          335,000       Riverside County Community
                        Facilities District Special Tax
                        No. 88-8                                4.950           09/01/2008       09/01/2008               336,223
---------------------------------------------------------------------------------------------------------------------------------
          370,000       Riverside County Community
                        Facilities District Special Tax
                        No. 88-8                                5.150           09/01/2010       09/01/2010               373,004
---------------------------------------------------------------------------------------------------------------------------------
          200,000       Riverside County Community
                        Facilities District Special Tax
                        No. 88-8                                5.300           09/01/2011       09/01/2011               202,406
---------------------------------------------------------------------------------------------------------------------------------
          210,000       Riverside County Community
                        Facilities District Special Tax
                        No. 88-8                                5.350           09/01/2012       09/01/2012               212,976
---------------------------------------------------------------------------------------------------------------------------------
          430,000       Riverside County Community
                        Facilities District Special Tax
                        No. 88-8                                5.400           09/01/2013       09/01/2013               437,955
---------------------------------------------------------------------------------------------------------------------------------
          450,000       Riverside County Community
                        Facilities District Special Tax
                        No. 88-8                                5.450           09/01/2014       09/01/2014               459,306
---------------------------------------------------------------------------------------------------------------------------------
          475,000       Riverside County Community
                        Facilities District Special Tax
                        No. 88-8 1                              5.500           09/01/2015       09/01/2015               486,476
---------------------------------------------------------------------------------------------------------------------------------
            5,000       Riverside County Public Financing
                        Authority (Menifee Village)             7.150           09/01/2011       03/01/2007 A               5,092
---------------------------------------------------------------------------------------------------------------------------------
          505,000       Riverside County Public Financing
                        Authority COP 1                         5.750           05/15/2019       05/15/2009 A             524,746
---------------------------------------------------------------------------------------------------------------------------------
          635,000       Riverside County Public Financing
                        Authority Improvement Bond Act
                        1915 (Rancho Village) 1                 6.250           09/02/2013       08/12/2010 B             667,683
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Riverside Improvement Bond Act
                        1915 (Sycamore Canyon Assessment
                        District)                               8.500           09/02/2012       03/02/2007 A              15,191
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Riverside Multifamily Hsg. (Olive
                        Grove)                                  5.750           09/01/2025       12/01/2006 A              20,021
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Riverside Unified School District       5.000           02/01/2027       02/01/2013 A              10,488
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Riverside Unified School District       5.350           09/01/2024       09/01/2014 A             102,056
---------------------------------------------------------------------------------------------------------------------------------
           90,000       Riverside Unified School District       5.450           09/01/2025       09/01/2014 A              92,807
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Riverside Unified School District       5.500           09/01/2034       09/01/2014 A             102,138
---------------------------------------------------------------------------------------------------------------------------------
           80,000       Riverside Unified School District       5.700           09/01/2034       09/01/2014 A              82,554
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Riverside Unified School District       6.200           09/01/2030       09/01/2011 A              10,434
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Rocklin Redevel. Agency, Series B       5.500           09/01/2031       09/01/2011 A              52,136
---------------------------------------------------------------------------------------------------------------------------------
          150,000       Rocklin Unified School District         5.750           09/01/2018       03/01/2007 A             153,251
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Romoland School District Special
                        Tax                                     6.000           09/01/2033       03/01/2007 A              25,667
---------------------------------------------------------------------------------------------------------------------------------


22            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          50,000       Romoland School District Special
                        Tax                                     6.375%          09/01/2033       03/01/2007 A      $       51,334
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Romoland School District Special        6.375           09/01/2033       03/01/2007 A              51,308
                        Tax
---------------------------------------------------------------------------------------------------------------------------------
          420,000       Rosemead Redevel. Agency 1              5.600           10/01/2033       04/01/2007 A             420,319
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Roseville Special Tax (Stoneridge)      6.000           09/01/2020       09/01/2013 A              21,435
---------------------------------------------------------------------------------------------------------------------------------
           60,000       Roseville Special Tax (Stoneridge)      6.000           09/01/2031       09/01/2011 A              63,821
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Sacramento City Financing
                        Authority (Convention Center Hotel)     6.250           01/01/2030       07/01/2011 A             103,986
---------------------------------------------------------------------------------------------------------------------------------
          220,000       Sacramento Cogeneration
                        Authority 1                             5.200           07/01/2021       01/01/2007 A             220,260
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Sacramento County Airport System        5.750           07/01/2024       01/01/2007 A              40,072
---------------------------------------------------------------------------------------------------------------------------------
        5,000,000       Sacramento County Airport System,
                        Series B                                5.000           07/01/2026       07/01/2010 A           5,139,450
---------------------------------------------------------------------------------------------------------------------------------
            5,000       Sacramento County Airport System,
                        Series B                                5.750           07/01/2024       01/01/2007 A               5,009
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Sacramento County COP                   5.375           02/01/2019       02/01/2007 A              25,615
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Sacramento County COP                   5.375           02/01/2019       02/01/2007 A              25,602
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Sacramento Improvement Bond Act
                        1915 (Citywide Landscaping &
                        Lighting)                               5.500           09/02/2016       03/02/2007 A              10,215
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Sacramento Municipal Utility
                        District                                5.125           07/01/2022       07/01/2007 A              15,426
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Sacramento Special Tax                  5.700           12/01/2020       12/01/2009 A              10,169
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Sacramento Special Tax (North
                        Natomas Community Facilities)           6.300           09/01/2026       03/01/2010 A              31,577
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Saddleback Community College
                        District                                5.500           06/01/2021       12/01/2006 A             102,143
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Saddleback Valley Unified School
                        District                                7.200           12/01/2011       12/01/2006 A              15,033
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Salinas Improvement Bond Act 1915       5.450           09/02/2013       03/02/2007 A             103,241
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Salinas Improvement Bond Act 1915
                        (Bella Vista)                           5.500           09/02/2013       03/02/2007 A              51,624
---------------------------------------------------------------------------------------------------------------------------------
          185,000       Salinas Redevel. Agency Tax
                        Allocation (Central City
                        Revitalization)                         5.500           11/01/2023       11/01/2008 A             188,959
---------------------------------------------------------------------------------------------------------------------------------
          355,000       San Bernardino County COP (Medical
                        Center Financing) 1                     5.000           08/01/2026       02/01/2007 A             355,174
---------------------------------------------------------------------------------------------------------------------------------
          105,000       San Bernardino County COP (Medical
                        Center Financing)                       5.000           08/01/2028       02/01/2007 A             107,214
---------------------------------------------------------------------------------------------------------------------------------
          100,000       San Bernardino County COP (Medical
                        Center Financing)                       5.250           08/01/2016       02/01/2007 A             102,118
---------------------------------------------------------------------------------------------------------------------------------
           65,000       San Bernardino County COP (Medical
                        Center Financing)                       5.500           08/01/2019       02/01/2007 A              65,072
---------------------------------------------------------------------------------------------------------------------------------
          285,000       San Bernardino County COP (Medical
                        Center Financing) 1                     5.500           08/01/2024       02/01/2007 A             285,291
---------------------------------------------------------------------------------------------------------------------------------
          100,000       San Bernardino Joint Powers
                        Financing Authority (California
                        Dept. of Transportation Lease)          5.500           12/01/2020       12/01/2007 A             101,031
---------------------------------------------------------------------------------------------------------------------------------


23            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
           25,000       San Bernardino Joint Powers
                        Financing Authority (California
 $                      Dept. of Transportation Lease)          5.500%          12/01/2020       12/01/2006 A      $       25,506
---------------------------------------------------------------------------------------------------------------------------------
          150,000       San Bernardino Joint Powers             6.625           04/01/2026       04/01/2012 A             165,030
                        Financing Authority (Tax
                        Allocation) 3
---------------------------------------------------------------------------------------------------------------------------------
           15,000       San Bernardino Redevel. Agency
                        (Ramona Senior Complex)                 7.875           07/01/2025       07/01/2007 A              15,105
---------------------------------------------------------------------------------------------------------------------------------
           40,000       San Buenaventura Public Facilities
                        Financing Authority                     5.750           06/01/2014       06/01/2007 A              40,469
---------------------------------------------------------------------------------------------------------------------------------
           25,000       San Clemente Improvement Bond Act
                        1915                                    6.050           09/02/2028       03/02/2007 A              25,670
---------------------------------------------------------------------------------------------------------------------------------
           50,000       San Diego COP (Balboa & Mission
                        Bay Parks)                              5.500           11/01/2009       11/01/2006 A              50,842
---------------------------------------------------------------------------------------------------------------------------------
           25,000       San Diego COP (Balboa & Mission
                        Bay Parks)                              5.600           11/01/2010       11/01/2006 A              25,032
---------------------------------------------------------------------------------------------------------------------------------
          220,000       San Diego COP (Balboa & Mission
                        Bay Parks)                              5.600           11/01/2010       11/01/2006 A             223,920
---------------------------------------------------------------------------------------------------------------------------------
           35,000       San Diego COP (Balboa & Mission
                        Bay Parks)                              5.800           11/01/2016       11/01/2006 A              35,044
---------------------------------------------------------------------------------------------------------------------------------
          105,000       San Diego COP (Balboa & Mission
                        Bay Parks)                              6.000           11/01/2019       11/01/2006 A             105,144
---------------------------------------------------------------------------------------------------------------------------------
           95,000       San Diego County COP (San Diego
                        Hospital Assoc./Sharp Memorial
                        Hospital Obligated Group)               5.000           08/15/2018       08/15/2010 A              98,885
---------------------------------------------------------------------------------------------------------------------------------
           20,000       San Diego County COP (San Diego
                        Hospital Assoc./Sharp Memorial
                        Hospital)                               5.000           08/15/2028       08/15/2010 A              20,753
---------------------------------------------------------------------------------------------------------------------------------
           20,000       San Diego County Hsg. (Orange Glen
                        Apartments)                             6.150           08/01/2020       02/01/2007 A              20,227
---------------------------------------------------------------------------------------------------------------------------------
        1,165,000       San Diego Industrial Devel. (San
                        Diego Gas & Electric Company)           5.900           09/01/2018       03/01/2007 A           1,172,200
---------------------------------------------------------------------------------------------------------------------------------
           15,000       San Diego Industrial Devel. (San
                        Diego Gas & Electric Company) 1         5.900           09/01/2018       03/01/2007 A              15,005
---------------------------------------------------------------------------------------------------------------------------------
          390,000       San Diego Industrial Devel. (San
                        Diego Gas & Electric Company) 1         5.900           09/01/2018       03/01/2007 A             390,616
---------------------------------------------------------------------------------------------------------------------------------
           50,000       San Diego Mtg. (Mariners Cove)          5.800           09/01/2015       03/01/2007 A              50,070
---------------------------------------------------------------------------------------------------------------------------------
           30,000       San Diego Open Space Park
                        Facilities District No.1                5.750           01/01/2007       01/01/2007                30,050
---------------------------------------------------------------------------------------------------------------------------------
           65,000       San Diego Public Facilities
                        Financing Authority                     5.000           05/15/2015       11/15/2006 A              65,501
---------------------------------------------------------------------------------------------------------------------------------
          610,000       San Diego Public Facilities
                        Financing Authority 1                   5.000           05/15/2020       11/15/2006 A             613,697
---------------------------------------------------------------------------------------------------------------------------------
          490,000       San Diego Public Facilities
                        Financing Authority 1                   5.000           05/15/2025       11/15/2006 A             492,950
---------------------------------------------------------------------------------------------------------------------------------
           90,000       San Diego Public Facilities
                        Financing Authority 1                   5.250           05/15/2020       11/15/2006 A              90,072
---------------------------------------------------------------------------------------------------------------------------------
          165,000       San Diego Sewer 1                       5.000           05/15/2023       11/15/2006 A             165,170
---------------------------------------------------------------------------------------------------------------------------------
          120,000       San Diego Sewer, Series A 1             5.000           05/15/2013       11/15/2006 A             120,133
---------------------------------------------------------------------------------------------------------------------------------
          580,000       San Diego Sewer, Series A 1             5.250           05/15/2020       11/15/2006 A             582,465
---------------------------------------------------------------------------------------------------------------------------------


24            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         115,000       San Francisco Bay Area Rapid
                        Transit District                        5.000%          07/01/2028       07/01/2008 A      $      118,245
---------------------------------------------------------------------------------------------------------------------------------
           10,000       San Francisco Building Authority        5.250           12/01/2021       12/01/2006 A              10,214
                        (San Francisco Civic Center
                        Complex)
---------------------------------------------------------------------------------------------------------------------------------
           25,000       San Francisco City & County
                        (Educational Facilities Community
                        College)                                5.500           06/15/2013       06/15/2007 A              25,779
---------------------------------------------------------------------------------------------------------------------------------
           30,000       San Francisco City & County
                        (Golden Gate Park Improvements)         5.000           06/15/2011       12/15/2006 A              30,266
---------------------------------------------------------------------------------------------------------------------------------
           40,000       San Francisco City & County
                        Airports Commission 1                   4.800           05/01/2014       01/01/2010 A              41,040
---------------------------------------------------------------------------------------------------------------------------------
           30,000       San Francisco City & County
                        Airports Commission                     4.900           05/01/2016       01/01/2010 A              30,770
---------------------------------------------------------------------------------------------------------------------------------
           55,000       San Francisco City & County
                        Airports Commission                     5.000           05/01/2017       05/01/2009 A              56,768
---------------------------------------------------------------------------------------------------------------------------------
           30,000       San Francisco City & County
                        Airports Commission                     5.000           05/01/2019       05/01/2008 A              30,684
---------------------------------------------------------------------------------------------------------------------------------
           75,000       San Francisco City & County
                        Airports Commission                     5.000           05/01/2019       01/01/2010 A              76,914
---------------------------------------------------------------------------------------------------------------------------------
           70,000       San Francisco City & County
                        Airports Commission                     5.000           05/01/2021       01/01/2010 A              71,640
---------------------------------------------------------------------------------------------------------------------------------
           95,000       San Francisco City & County
                        Airports Commission                     5.000           05/01/2022       01/01/2010 A              97,113
---------------------------------------------------------------------------------------------------------------------------------
           45,000       San Francisco City & County
                        Airports Commission                     5.000           05/01/2022       05/01/2008 A              45,914
---------------------------------------------------------------------------------------------------------------------------------
           25,000       San Francisco City & County
                        Airports Commission                     5.000           05/01/2023       05/01/2009 A              25,653
---------------------------------------------------------------------------------------------------------------------------------
          160,000       San Francisco City & County
                        Airports Commission 1                   5.000           05/01/2025       01/01/2010 A             163,226
---------------------------------------------------------------------------------------------------------------------------------
          120,000       San Francisco City & County
                        Airports Commission 1                   5.000           05/01/2028       01/01/2010 A             122,278
---------------------------------------------------------------------------------------------------------------------------------
           30,000       San Francisco City & County
                        Airports Commission                     5.125           05/01/2021       05/01/2011 A              31,409
---------------------------------------------------------------------------------------------------------------------------------
           85,000       San Francisco City & County
                        Airports Commission                     5.500           05/01/2015       05/01/2008 A              87,973
---------------------------------------------------------------------------------------------------------------------------------
           25,000       San Francisco City & County
                        Airports Commission                     5.500           05/01/2016       05/01/2012 A              27,021
---------------------------------------------------------------------------------------------------------------------------------
           35,000       San Francisco City & County
                        Airports Commission                     5.500           05/01/2024       05/01/2010 A              37,104
---------------------------------------------------------------------------------------------------------------------------------
           45,000       San Francisco City & County
                        Airports Commission                     5.625           05/01/2010       11/01/2006 A              45,387
---------------------------------------------------------------------------------------------------------------------------------
          175,000       San Francisco City & County
                        Airports Commission (SFO Fuel
                        Company) 1                              5.125           01/01/2017       01/01/2008 A             178,843
---------------------------------------------------------------------------------------------------------------------------------
           20,000       San Francisco City & County COP
                        (77th Street Property)                  5.300           09/01/2022       09/01/2007 A              20,646
---------------------------------------------------------------------------------------------------------------------------------
           50,000       San Francisco City & County COP
                        (San Bruno Jail)                        5.250           10/01/2026       10/01/2008 A              52,295
---------------------------------------------------------------------------------------------------------------------------------
        2,000,000       San Francisco City & County COP
                        (San Bruno Jail) 1                      5.250           10/01/2033       10/01/2008 A           2,092,940
---------------------------------------------------------------------------------------------------------------------------------


25            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          70,000       San Francisco City & County
                        Financing Corp. (Comb Emergency
                        Communications)                         5.300%          04/01/2011       04/01/2007 A      $       70,478
---------------------------------------------------------------------------------------------------------------------------------
           45,000       San Francisco City & County             6.850           09/02/2026       03/01/2007 A              46,694
                        Improvement Bond Act 1915
---------------------------------------------------------------------------------------------------------------------------------
          115,000       San Francisco City & County
                        Redevel. Agency                         6.750           07/01/2025       01/01/2007 A             116,826
---------------------------------------------------------------------------------------------------------------------------------
           10,000       San Francisco City & County
                        Redevel. Agency (FHA
                        Insured-Section 8) 3                    6.850           07/01/2024       01/01/2007 A              10,134
---------------------------------------------------------------------------------------------------------------------------------
           65,000       San Francisco City & County
                        Redevel. Agency (South Beach)           5.700           03/01/2029       09/01/2007 A              65,057
---------------------------------------------------------------------------------------------------------------------------------
           20,000       San Francisco City & County
                        Redevel. Financing Authority            4.800           08/01/2016       08/01/2016               20,018
---------------------------------------------------------------------------------------------------------------------------------
          100,000       San Francisco City & County
                        Redevel. Financing Authority            5.000           08/01/2018       02/01/2007 A             100,105
---------------------------------------------------------------------------------------------------------------------------------
          125,000       San Francisco City & County
                        Redevel. Financing Authority            5.000           08/01/2022       08/01/2016 A             125,121
---------------------------------------------------------------------------------------------------------------------------------
           25,000       San Joaquin County Community
                        Facilities District Special Tax
                        (Delta Farms)                           6.125           09/01/2024       03/01/2007 A              25,822
---------------------------------------------------------------------------------------------------------------------------------
          115,000       San Joaquin Hills Transportation
                        Corridor Agency                         5.375           01/15/2029       01/15/2007 A             117,667
---------------------------------------------------------------------------------------------------------------------------------
          275,000       San Jose Finance Authority, Series
                        B 1                                     5.625           11/15/2018       11/15/2006 A             275,440
---------------------------------------------------------------------------------------------------------------------------------
           25,000       San Jose Improvement Bond
                        Act 1915                                5.700           09/02/2018       03/02/2007 A              25,817
---------------------------------------------------------------------------------------------------------------------------------
           75,000       San Jose Improvement Bond
                        Act 1915                                5.750           09/02/2019       03/02/2007 A              77,479
---------------------------------------------------------------------------------------------------------------------------------
          285,000       San Jose Multifamily Hsg. (Almaden
                        Senior Hsg. Partners) 1                 5.350           07/15/2034       09/14/2015 B             301,530
---------------------------------------------------------------------------------------------------------------------------------
           30,000       San Jose Multifamily Hsg. (El
                        Parador Apartments)                     6.100           01/01/2031       01/01/2013 A              32,075
---------------------------------------------------------------------------------------------------------------------------------
          125,000       San Jose Redevel. Agency                4.750           08/01/2024       02/01/2007 A             125,046
---------------------------------------------------------------------------------------------------------------------------------
           15,000       San Jose Redevel. Agency                5.000           08/01/2021       02/01/2007 A              15,015
---------------------------------------------------------------------------------------------------------------------------------
            5,000       San Jose Redevel. Agency                5.500           08/01/2016       08/01/2007 A               5,168
---------------------------------------------------------------------------------------------------------------------------------
           20,000       San Jose Redevel. Agency                5.750           08/01/2017       08/01/2007 A              20,691
---------------------------------------------------------------------------------------------------------------------------------
            5,000       San Jose Redevel. Agency Tax
                        Allocation                              5.250           08/01/2029       08/01/2008 A               5,190
---------------------------------------------------------------------------------------------------------------------------------
           10,000       San Jose Unified School District
                        COP                                     5.125           06/01/2022       06/01/2007 A              10,011
---------------------------------------------------------------------------------------------------------------------------------
          190,000       San Leandro Community Facilities
                        District No. 1 Special Tax              6.400           09/01/2019       09/01/2008 A             199,555
---------------------------------------------------------------------------------------------------------------------------------
           25,000       San Marcos Public Facilities
                        Authority, Series A                     6.250           09/01/2024       09/01/2008 A              26,092
---------------------------------------------------------------------------------------------------------------------------------
        1,045,000       San Marcos Special Tax                  5.900           09/01/2028       03/01/2012 A           1,097,114
---------------------------------------------------------------------------------------------------------------------------------
        1,665,000       San Marcos Special Tax                  5.950           09/01/2035       03/01/2012 A           1,746,185
---------------------------------------------------------------------------------------------------------------------------------
           15,000       San Pablo Redevel. Agency               5.250           12/01/2016       12/01/2006 A              15,022
---------------------------------------------------------------------------------------------------------------------------------
           70,000       San Pablo Redevel. Agency               5.250           12/01/2023       12/01/2006 A              70,104
---------------------------------------------------------------------------------------------------------------------------------
           15,000       San Pablo Redevel. Agency               6.000           12/01/2017       12/01/2006 A              15,032
---------------------------------------------------------------------------------------------------------------------------------


26            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          10,000       Sanger Public Financing Authority,
                        Series A                                7.125%          08/01/2009       02/01/2007 A      $       10,025
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Sanger Public Financing Authority,      7.250           06/01/2015       02/01/2007 A              15,027
                        Series A
---------------------------------------------------------------------------------------------------------------------------------
           35,000       Santa Barbara COP (Fact Retirement
                        Services)                               5.750           08/01/2020       02/01/2007 A              35,761
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Santa Barbara Redevel. Agency
                        (Central City)                          6.000           03/01/2008       05/07/2007 D              51,065
---------------------------------------------------------------------------------------------------------------------------------
           70,000       Santa Clara County Financing
                        Authority                               5.000           11/15/2022       11/15/2007 A              72,244
---------------------------------------------------------------------------------------------------------------------------------
           80,000       Santa Clara County Hsg. Authority
                        (Rivertown Apartments)                  5.700           08/01/2021       02/01/2013 A              84,883
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Santa Clara Unified School District     5.000           08/01/2022       08/01/2007 A              25,475
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Santa Margarita Water District
                        Special Tax Community Facilities
                        District No. 99-1                       6.200           09/01/2020       09/01/2009 A              26,786
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Santa Nella County Water District       6.250           09/02/2028       09/02/2010 A              10,316
---------------------------------------------------------------------------------------------------------------------------------
          175,000       Santa Rosa Improvement Bond Act
                        1915 (Fountaingrove Parkway)            5.700           09/02/2019       09/02/2007 A             180,663
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Santa Rosa Improvement Bond Act
                        1915 (Nielson Ranch)                    6.700           09/02/2022       09/02/2007 A              20,496
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Santa Rosa Improvement Bond Act
                        1915 (Skyhawk)                          5.750           09/02/2020       09/02/2007 A              40,901
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Santa Rosa Wastewater                   5.000           09/01/2022       03/01/2007 A              15,240
---------------------------------------------------------------------------------------------------------------------------------
          965,000       Santaluz Special Tax Community
                        Facilities District No. 2               6.375           09/01/2030       09/01/2007 A             983,480
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Scotts Valley Special Tax               5.200           09/01/2028       03/01/2007 A              15,179
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Sequoia Hospital District               5.375           08/15/2023       02/15/2007 A              15,878
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Shafter Community Devel. Agency         5.375           11/01/2020       11/01/2016 A             102,804
---------------------------------------------------------------------------------------------------------------------------------
          110,000       Shafter Community Devel. Agency
                        Tax Allocation                          5.000           11/01/2013       11/01/2013              111,719
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Shafter Community Devel. Agency
                        Tax Allocation                          5.250           11/01/2017       11/01/2016 A             102,622
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Shafter Community Devel. Agency
                        Tax Allocation                          5.300           11/01/2018       11/01/2016 A             102,774
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Shafter Community Devel. Agency
                        Tax Allocation                          5.350           11/01/2019       11/01/2016 A             102,609
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Signal Hill Redevel. Agency             5.250           10/01/2023       04/01/2007 A              25,157
---------------------------------------------------------------------------------------------------------------------------------
           75,000       Solana Beach Community Facilities
                        District                                5.200           09/01/2009       03/01/2007 A              76,559
---------------------------------------------------------------------------------------------------------------------------------
           80,000       Solana Beach Community Facilities
                        District                                5.300           09/01/2010       03/01/2007 A              81,646
---------------------------------------------------------------------------------------------------------------------------------
           20,000       South Tahoe Redevel. Agency             6.700           10/01/2031       10/01/2013 A              21,540
---------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Southern CA Public Power
                        Authority 1                             5.000           07/01/2015       01/01/2007 A           1,001,180
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Southern CA Public Power Authority      5.500           07/01/2020       01/01/2007 A              15,019
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Southern CA Public Power Authority
                        Linked SAVRS & RIBS                     6.000           07/01/2012       01/01/2007 A             100,146
---------------------------------------------------------------------------------------------------------------------------------
        7,000,000       Southern CA Tobacco Securitization
                        Authority                               4.750           06/01/2025       06/01/2014 A           7,086,450
---------------------------------------------------------------------------------------------------------------------------------


27            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         110,000       Stanislaus County COP 1                 5.250%          05/01/2018       11/01/2006 A      $      111,964
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Stockton Community Facilities           5.550           08/01/2014       08/01/2008 A              25,239
                        District
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Stockton Community Facilities
                        District                                6.750           08/01/2010       02/01/2007 A              25,155
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Stockton COP                            5.200           09/01/2029       09/01/2008 A              20,864
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Stockton Health Facilities
                        (Dameron Hospital Assoc.)               5.700           12/01/2014       12/01/2007 A              25,893
---------------------------------------------------------------------------------------------------------------------------------
           55,000       Stockton Public Financing
                        Authority, Series B                     6.350           09/02/2010       03/02/2007 A              58,296
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Stockton Public Financing
                        Authority, Series B                     6.700           09/02/2016       03/02/2007 A              10,676
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Stockton Unified School District        5.450           02/01/2015       02/01/2007 A              30,432
---------------------------------------------------------------------------------------------------------------------------------
           75,000       Susanville COP 3                        6.000           05/01/2011       11/01/2006 A              76,582
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Susanville Public Facilities COP 3      5.750           05/01/2011       11/01/2006 A              51,045
---------------------------------------------------------------------------------------------------------------------------------
           60,000       Susanville Public Financing
                        Authority                               5.500           09/01/2027       09/01/2014 A              63,900
---------------------------------------------------------------------------------------------------------------------------------
          745,000       Tejon Ranch Public Facilities
                        Finance Authority Special Tax
                        (Community Facilities District No.
                        1)                                      7.200           09/01/2030       03/01/2007 A             773,854
---------------------------------------------------------------------------------------------------------------------------------
          830,000       Temecula Public Financing
                        Authority (Roripaugh Community
                        Facilities District No. 3)              4.350           09/01/2009       09/01/2009               805,407
---------------------------------------------------------------------------------------------------------------------------------
          865,000       Temecula Public Financing
                        Authority (Roripaugh Community
                        Facilities District No. 3)              4.500           09/01/2010       09/01/2010               834,396
---------------------------------------------------------------------------------------------------------------------------------
          905,000       Temecula Public Financing
                        Authority (Roripaugh Community
                        Facilities District No. 3)              4.650           09/01/2011       09/01/2011               871,117
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Temecula Valley Unified School
                        District Community Facilities
                        District No. 02-1                       6.125           09/01/2033       03/01/2007 A              30,692
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Temple City Unified School District     5.000           08/01/2023       08/01/2008 A              41,443
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Torrance Redevel. Agency (Downtown
                        Redevel.)                               5.550           09/01/2018       09/01/2008 A              20,790
---------------------------------------------------------------------------------------------------------------------------------
          790,000       Tracy Area Public Facilities
                        Financing Agency 1                      5.875           10/01/2013       04/01/2007 A             827,991
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Tracy Community Facilities District     5.400           09/01/2015       09/01/2012 A              51,467
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Tracy Community Facilities District     6.100           09/01/2015       03/01/2007 A              51,552
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Tracy Community Facilities District     6.500           09/01/2020       03/01/2007 A              10,312
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Tracy Community Facilities
                        District (205 Parcel Glen)              6.250           09/01/2032       09/02/2014 A              25,772
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Tracy Community Facilities
                        District (South MacArthur Area)         6.000           09/01/2027       03/01/2007 A             103,065
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Tracy Community Facilities
                        District (South MacArthur Area)         6.300           09/01/2017       03/01/2007 A              30,933
---------------------------------------------------------------------------------------------------------------------------------
           55,000       Tracy COP (Community Park & Civic
                        Center)                                 6.625           03/01/2018       03/01/2007 A              55,099
---------------------------------------------------------------------------------------------------------------------------------
           35,000       Tracy Improvement Bond Act 1915         5.700           09/02/2023       03/02/2007 A              35,083
---------------------------------------------------------------------------------------------------------------------------------


28            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          60,000       Tracy Operating Partnership Joint
                        Powers Authority                        6.100%          09/02/2021       03/02/2007 A      $       60,804
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Tri-City Hospital District              5.750           02/01/2015       02/01/2007 A              52,026
---------------------------------------------------------------------------------------------------------------------------------
        1,035,000       Tri-City Hospital District 1            6.000           02/01/2022       02/01/2007 A           1,053,537
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Truckee-Donner Public Utility
                        District COP                            5.400           11/15/2021       11/15/2006 A              51,036
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Truckee-Donner Public Utility
                        District Special Tax                    5.800           09/01/2035       03/01/2007 A              30,962
---------------------------------------------------------------------------------------------------------------------------------
          230,000       Turlock Auxiliary Organization COP
                        (California Universities-Stanlius
                        Foundation) 1                           5.875           06/01/2022       12/01/2006 A             235,021
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Turlock Irrigation District,
                        Series A                                5.000           01/01/2026       01/01/2008 A              15,486
---------------------------------------------------------------------------------------------------------------------------------
          100,000       University of California (Research
                        Facilities)                             5.000           09/01/2024       03/01/2007 A             101,100
---------------------------------------------------------------------------------------------------------------------------------
           20,000       University of California, Series E      5.375           09/01/2024       09/01/2007 A              20,479
---------------------------------------------------------------------------------------------------------------------------------
          210,000       Upland Community Facilities
                        District Special Tax                    5.900           09/01/2024       09/01/2013 A             223,043
---------------------------------------------------------------------------------------------------------------------------------
           85,000       Upland COP (San Antonio Community
                        Hospital)                               5.000           01/01/2018       01/01/2007 A              85,043
---------------------------------------------------------------------------------------------------------------------------------
           35,000       Vacaville COP                           5.500           08/15/2027       02/15/2007 A              35,749
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Vacaville Improvement Bond Act 1915     5.850           09/02/2016       03/02/2007 A              20,689
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Vacaville Improvement Bond Act
                        1915 (Green Tree Reassessment
                        District)                               6.300           09/02/2013       03/02/2007 A              10,260
---------------------------------------------------------------------------------------------------------------------------------
          195,000       Vacaville Public Financing
                        Authority                               5.400           09/01/2022       03/01/2007 A             195,287
---------------------------------------------------------------------------------------------------------------------------------
          110,000       Vacaville Redevel. Agency
                        (Vacaville Community Hsg.)              6.000           11/01/2024       11/01/2010 A             115,478
---------------------------------------------------------------------------------------------------------------------------------
          100,000       Val Verde Unified School District       6.125           09/01/2034       03/01/2007 A             102,591
---------------------------------------------------------------------------------------------------------------------------------
          150,000       Vallejo COP (Marine World
                        Foundation) 3                           7.000           02/01/2017       02/01/2007 A             153,803
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Vallejo Public Financing
                        Authority, Series A                     7.500           09/01/2020       03/01/2007 A              10,086
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Vallejo Quadrant Improvement
                        District No. 001                        6.000           09/01/2017       09/01/2015 A              43,552
---------------------------------------------------------------------------------------------------------------------------------
           30,000       Vallejo Quadrant Improvement
                        District No. 001                        6.000           09/01/2026       09/01/2013 A              32,353
---------------------------------------------------------------------------------------------------------------------------------
           40,000       Vallejo Quadrant Improvement
                        District No. 001                        6.125           09/01/2034       09/01/2015 A              43,145
---------------------------------------------------------------------------------------------------------------------------------
        1,825,000       Ventura County Area Hsg. Authority
                        (Mira Vista Senior Apartments) 1        5.000           12/01/2022       12/01/2016 A           1,878,108
---------------------------------------------------------------------------------------------------------------------------------
          240,000       Ventura Port District COP               6.375           08/01/2028       08/01/2010 A             250,193
---------------------------------------------------------------------------------------------------------------------------------
          145,000       Victor Elementary School District       5.600           09/01/2034       09/01/2014 A             149,578
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Vista Joint Powers Financing
                        Authority                               6.100           10/01/2021       04/01/2007 A              50,340
---------------------------------------------------------------------------------------------------------------------------------
            5,000       Vista Joint Powers Financing
                        Authority                               6.250           12/01/2019       12/01/2006 A               5,008
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Wasco Improvement Bond Act 1915         8.750           09/02/2010       03/02/2007 A              20,901
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Wasco Improvement Bond Act 1915         8.750           09/02/2013       03/02/2007 A              26,126
---------------------------------------------------------------------------------------------------------------------------------


29            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         175,000       Washington Township Hospital
                        District 1                              5.500%          07/01/2018       01/01/2007 A      $      175,177
---------------------------------------------------------------------------------------------------------------------------------
           20,000       Washington Township Hospital            5.500           07/01/2009       01/01/2007 A              20,029
                        District 1
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Washington Township Hospital
                        District 1                              5.500           07/01/2018       01/01/2007 A              50,073
---------------------------------------------------------------------------------------------------------------------------------
           50,000       West & Central Basin Financing
                        Authority                               5.375           08/01/2017       08/01/2007 A              51,148
---------------------------------------------------------------------------------------------------------------------------------
           25,000       West Contra Costa Unified School
                        District                                5.000           08/01/2023       08/01/2009 A              25,994
---------------------------------------------------------------------------------------------------------------------------------
           10,000       West Patterson Financing Authority
                        Special Tax                             5.850           09/01/2028       09/01/2015 A              10,633
---------------------------------------------------------------------------------------------------------------------------------
           10,000       West Patterson Financing Authority
                        Special Tax                             6.000           09/01/2019       09/01/2015 A              10,784
---------------------------------------------------------------------------------------------------------------------------------
           15,000       West Patterson Financing Authority
                        Special Tax                             6.000           09/01/2039       09/01/2015 A              16,131
---------------------------------------------------------------------------------------------------------------------------------
           75,000       West Patterson Financing Authority
                        Special Tax                             6.600           09/01/2033       03/01/2008 A              76,718
---------------------------------------------------------------------------------------------------------------------------------
           10,000       West Patterson Financing Authority
                        Special Tax                             6.700           09/01/2032       03/01/2007 A              10,087
---------------------------------------------------------------------------------------------------------------------------------
           35,000       West Patterson Financing Authority
                        Special Tax                             6.750           09/01/2036       03/01/2008 A              35,817
---------------------------------------------------------------------------------------------------------------------------------
           50,000       West Sacramento Financing
                        Authority Special Tax                   6.100           09/01/2029       03/01/2008 A              51,665
---------------------------------------------------------------------------------------------------------------------------------
           10,000       West Sacramento Improvement Bond
                        Act 1915                                8.500           09/02/2017       11/01/2015 D              10,193
---------------------------------------------------------------------------------------------------------------------------------
           10,000       West Sacramento Special Tax
                        Community Facilities District No.
                        11                                      6.400           09/01/2026       09/01/2007 A              10,408
---------------------------------------------------------------------------------------------------------------------------------
           50,000       West Sacramento Special Tax
                        Community Facilities District No.
                        14                                      6.125           09/01/2021       03/01/2011 A              52,852
---------------------------------------------------------------------------------------------------------------------------------
           50,000       West Sacramento Special Tax
                        Community Facilities District No.
                        8 (Southport)                           6.500           09/01/2031       09/01/2009 A              52,858
---------------------------------------------------------------------------------------------------------------------------------
          120,000       Western Hills Water District
                        Special Tax (Diablo Grande
                        Community Facilities)                   6.000           09/01/2024       09/01/2014 A             125,984
---------------------------------------------------------------------------------------------------------------------------------
           45,000       Western Hills Water District
                        Special Tax (Diablo Grande
                        Community Facilities)                   6.875           09/01/2031       09/01/2009 A              48,351
---------------------------------------------------------------------------------------------------------------------------------
           15,000       Western Municipal Water Districts       7.125           09/02/2014       03/02/2007 A              15,566
---------------------------------------------------------------------------------------------------------------------------------
           10,000       William S. Hart Union School
                        District                                6.000           09/01/2027       09/01/2013 A              10,630
---------------------------------------------------------------------------------------------------------------------------------
           10,000       Woodlake Schools Finance Authority
                        COP                                     5.900           02/01/2023       02/01/2007 A              10,148
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Woodland Redevel. Agency                6.375           12/01/2026       12/01/2006 A              25,527
---------------------------------------------------------------------------------------------------------------------------------
          140,000       Y/S School Facilities Financing
                        Authority (Chula Vista Elementary
                        School)                                 5.000           09/01/2015       03/01/2007 A             143,408
---------------------------------------------------------------------------------------------------------------------------------
           25,000       Yucaipa Redevel. Agency (Eldorado       6.000           05/01/2030       05/01/2010 A              25,952
                        Palms Mobile Home)


30            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                  EFFECTIVE
           AMOUNT                                               COUPON          MATURITY            MATURITY*               VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
                        Yucaipa Special Tax Community
$          30,000         Facilities District No. 98-1          6.000%          09/01/2028       09/01/2009 A      $       31,380
                                                                                                                   --------------
                                                                                                                      230,793,951
U.S. POSSESSIONS--13.8%
          600,000       Guam Government Waterworks
                        Authority & Wastewater System           6.000           07/01/2025       07/01/2015 A      $      658,764
---------------------------------------------------------------------------------------------------------------------------------
          260,000       Guam Power Authority, Series A 1        5.250           10/01/2023       04/01/2007 A             260,382
---------------------------------------------------------------------------------------------------------------------------------
          500,000       Puerto Rico Commonwealth GO             5.000           07/01/2029       07/01/2014 A             522,125
---------------------------------------------------------------------------------------------------------------------------------
       10,000,000       Puerto Rico Commonwealth
                        Government Devel. Bank 1                5.000           12/01/2009       12/01/2009            10,341,300
---------------------------------------------------------------------------------------------------------------------------------
          360,000       Puerto Rico Electric Power
                        Authority, Series AA 1                  5.375           07/01/2027       07/01/2007 A             369,331
---------------------------------------------------------------------------------------------------------------------------------
          420,000       Puerto Rico HFC (Homeowner Mtg.) 1      5.200           12/01/2032       12/01/2008 A             428,253
---------------------------------------------------------------------------------------------------------------------------------
        6,000,000       Puerto Rico Highway &
                        Transportation Authority, Series
                        K 1                                     5.000           07/01/2021       07/01/2015 A           6,356,520
---------------------------------------------------------------------------------------------------------------------------------
          500,000       Puerto Rico Highway &
                        Transportation Authority, Series
                        K 1                                     5.000           07/01/2027       07/01/2015 A             524,150
---------------------------------------------------------------------------------------------------------------------------------
          110,000       Puerto Rico IMEPCF (American Home
                        Products)                               5.100           12/01/2018       12/01/2006 A             112,319
---------------------------------------------------------------------------------------------------------------------------------
        2,535,000       Puerto Rico ITEMECF (Cogeneration
                        Facilities)                             6.625           06/01/2026       06/01/2010 A           2,759,981
---------------------------------------------------------------------------------------------------------------------------------
        1,500,000       Puerto Rico Municipal Finance
                        Agency, Series A 1                      5.250           08/01/2023       08/01/2015 A           1,619,370
---------------------------------------------------------------------------------------------------------------------------------
           75,000       Puerto Rico Port Authority, Series
                        D                                       6.000           07/01/2021       01/01/2007 A              75,638
---------------------------------------------------------------------------------------------------------------------------------
        1,445,000       Puerto Rico Port Authority, Series
                        D 1                                     7.000           07/01/2014       01/01/2007 A           1,463,626
---------------------------------------------------------------------------------------------------------------------------------
           50,000       Puerto Rico Public Finance Corp. 3      7.250           08/01/2009       02/01/2007 A              50,801
---------------------------------------------------------------------------------------------------------------------------------
        3,985,000       University of Puerto Rico, Series
                        O 1                                     5.375           06/01/2030       12/01/2006 A           4,003,211
---------------------------------------------------------------------------------------------------------------------------------
          250,000       V.I.  Public Finance Authority,
                        Series A                                5.250           10/01/2024       10/01/2014 A             265,353
---------------------------------------------------------------------------------------------------------------------------------
          160,000       V.I.  Public Finance Authority,
                        Series A                                5.500           10/01/2022       10/01/2010 A             165,219
---------------------------------------------------------------------------------------------------------------------------------
        2,500,000       V.I.  Public Finance Authority,         6.375           10/01/2019       10/01/2010 A           2,753,225
                        Series A                                                                                    -------------
                                                                                                                       32,729,568
---------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $258,174,056)-111.5%                                                                263,523,519
---------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets-(11.5)                                                                          (27,265,109)
                                                                                                                   --------------
Net Assets-100.0%                                                                                                  $  236,258,410
                                                                                                                   ==============

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

      C.    Date of mandatory put.

      D. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2.    Zero coupon bond reflects effective yield on the date of purchase.

3. Illiquid security. The aggregate value of illiquid securities as of October 31, 2006 was $12,743,130, which represents 5.39% of the Fund's net assets. See accompanying Notes.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


31            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

6. Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG                   Association of Bay Area Governments
CALC                   Community Alzheimer's Living Center
CCH                    Clovis Community Hospital
CDA                    Communities Devel. Authority
CHCC                   Community Hospitals of Central California
COP                    Certificates of Participation
CSU                    California State University
CVHP                   Citrus Valley Health Partners
CVMC                   Citrus Valley Medical Center
FCH                    Fresno Community Hospital
FH                     Foothill Hospital
FHA                    Federal Housing Agency/Authority
FNMA                   Federal National Mortgage Assoc.
GO                     General Obligation
FHA                    Housing Finance Authority
HFC                    Housing Finance Corp.
IMEPCF                 Industrial, Medical and Environmental Pollution Control Facilities
INFLOS                 Inverse Floating Rate Securities
ITEMECF                Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R                  Modesto Irrigation District of the City of Santa Clara and the City of Redding
PARS                   Periodic Auction Reset Securities
RIBS                   Residual Interest Bonds
RITES                  Residual Interest Tax Exempt Security
ROLs                   Residual Option Longs
SAVRS                  Select Auction Variable Rate Securities
SCH                    Sierra Community Hospital
SMCH                   Sierra Meadows Convalescent Hospital
TASC                   Tobacco Settlement Asset-Backed Bonds
V.I.                   United States Virgin Islands


Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

Industry                                                        Value   Percent
-------------------------------------------------------------------------------
Tobacco Settlement Payments                              $ 62,423,154      23.7%
General Obligation                                         32,802,105      12.5
Special Tax                                                32,143,742      12.2
Municipal Leases                                           17,671,049       6.7
Special Assessment                                         16,346,394       6.2
Marine/Aviation Facilities                                 15,311,863       5.8
Higher Education                                           12,983,544       4.9
Gas Utilities                                              12,837,978       4.9
Water Utilities                                             9,724,292       3.7
Multifamily Housing                                         8,238,647       3.1
Hospital/Health Care                                        8,028,601       3.0
Highways/Railways                                           7,024,297       2.7
Adult Living Facilities                                     5,875,723       2.2
Electric Utilities                                          5,777,634       2.2
Sales Tax Revenue                                           3,594,188       1.4
Single Family Housing                                       3,368,374       1.3
Not-for-Profit Organization                                 2,678,840       1.0
Sewer Utilities                                             2,355,757       0.9
Manufacturing, Durable Goods                                1,433,333       0.5
Hotels, Restaurants & Leisure                               1,204,756       0.5
Resource Recovery                                             995,830       0.4



32            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------


Industry                                                        Value   Percent
-------------------------------------------------------------------------------
Education                                                     267,878       0.1
Pollution Control                                             236,391       0.1
Manufacturing, Non-Durable Goods                              112,319       0.0
Student Loans                                                  60,462       0.0
Parking Fee Revenue                                            26,368       0.0
                                                         ----------------------
Total                                                    $263,523,519     100.0%
                                                         ======================



FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities        $  258,174,056
                                      ==============

Gross unrealized appreciation         $    5,518,258
Gross unrealized depreciation               (168,795)
                                      --------------
Net unrealized appreciation           $    5,349,463
                                      ==============


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $16,314,019 as of October 31, 2006.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


33            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2006  / Unaudited
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of October 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2952%) as of October 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


34            |              OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund


By:   /s/ John V. Murphy
      _______________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ________________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006


By:   /s/ Brian W. Wixted
      ________________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006